UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



SEI INVESTMENTS

[BACKGROUND GRAPHIC OMITTED]

                         Semi-Annual Report as of September 30, 2005 (Unaudited)

                                                      SEI ASSET ALLOCATION TRUST

                                            Diversified Conservative Income Fund

                                                   Diversified Conservative Fund

                                         Diversified Global Moderate Growth Fund

                                                Diversified Moderate Growth Fund

                                                  Diversified Global Growth Fund

                                                   Diversified Global Stock Fund

                                                     Diversified U.S. Stock Fund

                                                         Defensive Strategy Fund

                                           TM Defensive Strategy Allocation Fund

                                                      Conservative Strategy Fund

                                        TM Conservative Strategy Allocation Fund

                                                          Moderate Strategy Fund

                                            TM Moderate Strategy Allocation Fund

                                                        Aggressive Strategy Fund

                                            Tax-Managed Aggressive Strategy Fund

                                                       Core Market Strategy Fund

                                         TM Core Market Strategy Allocation Fund

                                                     Market Growth Strategy Fund

                                       TM Market Growth Strategy Allocation Fund

TABLE OF CONTENTS

-------------------------------------------------------------

Statements of Net Assets                                    1
-------------------------------------------------------------
Statements of Operations                                   20
-------------------------------------------------------------
Statements of Changes in Net Assets                        26
-------------------------------------------------------------
Financial Highlights                                       32
-------------------------------------------------------------
Notes to Financial Statements                              38
-------------------------------------------------------------
Disclosure of Fund Expenses                                47
-------------------------------------------------------------
Board of Trustees' Considerations in
Approving the Advisory Agreement                           49
-------------------------------------------------------------



The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)

DIVERSIFIED CONSERVATIVE INCOME FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

54.8% Fixed Income Fund

25.2% Equity Funds

20.0% Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.3%

FIXED INCOME FUND -- 55.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A               3,762,557      $     39,244
                                                                   -------------
Total Fixed Income Fund
   (Cost $39,588) ($ Thousands)                                          39,244
                                                                   -------------
EQUITY FUNDS -- 25.2%
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                  432,239             8,312
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                   352,434             7,912
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   50,654               905
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    41,850               903
                                                                   -------------
Total Equity Funds
   (Cost $16,762) ($ Thousands)                                          18,032
                                                                   -------------
MONEY MARKET FUND -- 20.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A               14,331,304            14,331
                                                                   -------------
Total Money Market Fund
   (Cost $14,331) ($ Thousands)                                          14,331
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $70,681) ($ Thousands)                                          71,607
                                                                   -------------
Total Investments -- 100.3%
   (Cost $70,681) ($ Thousands)                                          71,607
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $70,681)                                               $     71,607
   Income Distributions Received from Affiliated Funds                      176
   Receivable for Fund Shares Sold                                           40
   Receivable for Investment Securities Sold                                 34
   Receivable from Administrator                                              1
                                                                   -------------
Total Assets                                                             71,858
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                        (229)
   Payable for Investment Securities Purchased                             (173)
   Due to Custodian                                                         (34)
   Distribution Fees Payable                                                 (8)
   Investment Advisory Fees Payable                                          (6)
   Administrative Servicing Fees Payable                                     (1)
   Trustees' Fees Payable                                                    (1)
                                                                   -------------
Total Liabilities                                                          (452)
                                                                   -------------
Net Assets                                                         $     71,406
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     69,873
Undistributed net investment income                                         457
Accumulated net realized gain on investments                                150
Net unrealized appreciation on investments                                  926
                                                                   -------------
Net Assets                                                         $     71,406
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($57,388,095 / 5,054,479 shares)                                      $11.35
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($9,346,055 / 829,981 shares)                                         $11.26
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($4,671,673 / 412,291 shares)                                         $11.33
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005           1

STATEMENT OF NET ASSETS (Unaudited)

DIVERSIFIED CONSERVATIVE FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

58.8% Fixed Income Fund

40.2% Equity Funds

1.0%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.5%

FIXED INCOME FUND -- 59.1%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A               6,313,863      $     65,854
                                                                   -------------
Total Fixed Income Fund
   (Cost $66,755) ($ Thousands)                                          65,854
                                                                   -------------
EQUITY FUNDS -- 40.4%
   SEI Institutional International Trust
      International Equity Fund, Class A              741,763             9,005
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                  864,343            16,622
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                   705,036            15,828
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  100,401             1,793
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    83,003             1,791
                                                                   -------------
Total Equity Funds
   (Cost $39,905) ($ Thousands)                                          45,039
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                1,120,280             1,120
                                                                   -------------
Total Money Market Fund
   (Cost $1,120) ($ Thousands)                                            1,120
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $107,780) ($ Thousands)                                        112,013
                                                                   -------------
Total Investments -- 100.5%
   (Cost $107,780) ($ Thousands)                                        112,013
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $107,780)                                              $    112,013
   Income Distributions Received from Affiliated Funds                      236
   Receivable for Fund Shares Sold                                           90
   Receivable for Investment Securities Sold                                 63
   Receivable from Administrator                                              3
   Prepaid Expenses                                                           3
                                                                   -------------
Total Assets                                                            112,408
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                        (689)
   Payable for Investment Securities Purchased                             (231)
   Due to Custodian                                                         (63)
   Distribution Fees Payable                                                 (9)
   Investment Advisory Fees Payable                                          (9)
   Administrative Servicing Fees Payable                                     (1)
   Trustees' Fees Payable                                                    (2)
                                                                   -------------
Total Liabilities                                                        (1,004)
                                                                   -------------
Net Assets                                                         $    111,404
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    107,059
Undistributed net investment income                                         616
Accumulated net realized loss on investments                               (504)
Net unrealized appreciation on investments                                4,233
                                                                   -------------
Net Assets                                                         $    111,404
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($95,044,214 / 8,734,921 shares)                                      $10.88
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($9,524,116 / 878,828 shares)                                         $10.84
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($6,835,719 / 629,406 shares)                                         $10.86
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
2           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.2% Equity Funds

38.8% Fixed Income Funds

1.0%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.6%

EQUITY FUNDS -- 60.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         129,187      $      2,059
   SEI Institutional International Trust
      International Equity Fund, Class A            2,284,056            27,728
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                2,109,945            40,574
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                 1,719,858            38,611
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  243,881             4,356
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   199,749             4,311
                                                                   -------------
Total Equity Funds
   (Cost $106,968) ($ Thousands)                                        117,639
                                                                   -------------
FIXED INCOME FUNDS -- 39.1%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         668,409             7,887
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A               5,787,629            60,365
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   904,773             7,691
                                                                   -------------
Total Fixed Income Funds
   (Cost $75,698) ($ Thousands)                                          75,943
                                                                   -------------
MONEY MARKET FUND  -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                1,896,195             1,896
                                                                   -------------
Total Money Market Fund
   (Cost $1,896) ($ Thousands)                                            1,896
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $184,562) ($ Thousands)                                        195,478
                                                                   -------------
Total Investments -- 100.6%
   (Cost $184,562) ($ Thousands)                                        195,478
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $184,562)                                              $    195,478
   Cash                                                                     131
   Income Distributions Received from Affiliated Funds                      266
   Receivable for Fund Shares Sold                                          113
   Receivable from Administrator                                              4
   Prepaid Expenses                                                           5
                                                                   -------------
Total Assets                                                            195,997
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                      (1,170)
   Payable for Investment Securities Purchased                             (420)
   Investment Advisory Fees Payable                                         (16)
   Distribution Fees Payable                                                 (8)
   Administrative Servicing Fees Payable                                     (4)
   Trustees' Fees Payable                                                    (3)
                                                                   -------------
Total Liabilities                                                        (1,621)
                                                                   -------------
Net Assets                                                         $    194,376
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    186,922
Undistributed net investment income                                         663
Accumulated net realized loss on investments                             (4,125)
Net unrealized appreciation on investments                               10,916
                                                                   -------------
Net Assets                                                         $    194,376
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($165,329,501 / 14,307,355 shares)                                    $11.56
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($9,301,441 / 814,571 shares)                                         $11.42
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($19,744,679 / 1,714,412 shares)                                      $11.52
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005           3

STATEMENT OF NET ASSETS (Unaudited)

DIVERSIFIED MODERATE GROWTH FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

    [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.3% Equity Funds

38.7% Fixed Income Fund

1.0%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.5%

EQUITY FUNDS -- 60.6%
   SEI Institutional International Trust
      International Equity Fund, Class A            3,800,543      $     46,139
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                4,402,364            84,657
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                 3,610,594            81,058
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  516,756             9,229
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   424,702             9,165
                                                                   -------------
Total Equity Funds
   (Cost $223,566) ($ Thousands)                                        230,248
                                                                   -------------
FIXED INCOME FUND -- 38.9%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A              14,197,443           148,079
                                                                   -------------
Total Fixed Income Fund
   (Cost $149,544) ($ Thousands)                                        148,079
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                3,817,816             3,818
                                                                   -------------
Total Money Market Fund
   (Cost $3,818) ($ Thousands)                                            3,818
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $376,928) ($ Thousands)                                        382,145
                                                                   -------------
Total Investments -- 100.5%
   (Cost $376,928) ($ Thousands)                                        382,145
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $376,928)                                              $    382,145
   Income Distributions Received from Affiliated Funds                      533
   Receivable for Fund Shares Sold                                          164
   Receivable for Investment Securities Sold                                120
   Receivable from Administrator                                             13
   Prepaid Expenses                                                           8
                                                                   -------------
Total Assets                                                            382,983
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                      (2,108)
   Payable for Investment Securities Purchased                             (521)
   Due to Custodian                                                        (120)
   Investment Advisory Fees Payable                                         (31)
   Distribution Fees Payable                                                (19)
   Administrative Servicing Fees Payable                                     (4)
   Trustees' Fees Payable                                                    (7)
                                                                   -------------
Total Liabilities                                                        (2,810)
                                                                   -------------
Net Assets                                                         $    380,173
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    375,496
Undistributed net investment income                                       1,351
Accumulated net realized loss on investments                             (1,891)
Net unrealized appreciation on investments                                5,217
                                                                   -------------
Net Assets                                                         $    380,173
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($339,300,207 / 26,428,792 shares)                                    $12.84
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($19,764,887 / 1,548,803 shares)                                      $12.76
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($21,108,305 / 1,645,948 shares)                                      $12.82
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
4           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

DIVERSIFIED GLOBAL GROWTH FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.1% Equity Funds

18.9% Fixed Income Funds

1.0%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 101.0%

EQUITY FUNDS -- 80.9%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         342,167      $      5,454
   SEI Institutional International Trust
      International Equity Fund, Class A            3,939,484            47,825
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                3,795,547            72,988
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                 3,093,624            69,452
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  441,167             7,879
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   363,610             7,847
                                                                   -------------
Total Equity Funds
   (Cost $203,186) ($ Thousands)                                        211,445
                                                                   -------------
FIXED INCOME FUNDS -- 19.1%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         451,998             5,334
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A               3,785,561            39,483
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   608,463             5,172
                                                                   -------------
Total Fixed Income Funds
   (Cost $50,311) ($ Thousands)                                          49,989
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                2,596,916             2,597
                                                                   -------------
Total Money Market Fund
   (Cost $2,597) ($ Thousands)                                            2,597
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $256,094) ($ Thousands)                                        264,031
                                                                   -------------
Total Investments -- 101.0%
   (Cost $256,094) ($ Thousands)                                        264,031
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $256,094)                                              $    264,031
   Cash                                                                     518
   Income Distributions Received from Affiliated Funds                      178
   Receivable for Fund Shares Sold                                          119
   Receivable from Administrator                                              7
   Prepaid Expenses                                                           7
                                                                   -------------
Total Assets                                                            264,860
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                      (2,617)
   Payable for Investment Securities Purchased                             (692)
   Investment Advisory Fees Payable                                         (21)
   Distribution Fees Payable                                                (12)
   Administrative Servicing Fees Payable                                     (5)
   Trustees' Fees Payable                                                    (5)
                                                                   -------------
Total Liabilities                                                        (3,352)
                                                                   -------------
Net Assets                                                         $    261,508
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    255,662
Undistributed net investment income                                         381
Accumulated net realized loss on investments                             (2,472)
Net unrealized appreciation on investments                                7,937
                                                                   -------------
Net Assets                                                         $    261,508
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($222,233,361 / 17,267,575 shares)                                    $12.87
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($13,670,638 / 1,071,638 shares)                                      $12.76
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($25,604,125 / 1,991,643 shares)                                      $12.86
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005           5

STATEMENT OF NET ASSETS (Unaudited)

DIVERSIFIED GLOBAL STOCK FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

99.0% Equity Funds

1.0%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 101.3%

EQUITY FUNDS -- 100.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         186,573      $      2,974
   SEI Institutional International Trust
      International Equity Fund, Class A            2,704,724            32,835
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                2,534,209            48,733
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                 2,071,984            46,516
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  294,825             5,266
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   242,925             5,242
                                                                   -------------
Total Equity Funds
   (Cost $154,339) ($ Thousands)                                        141,566
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                1,360,599             1,361
                                                                   -------------
Total Money Market Fund
   (Cost $1,361) ($ Thousands)                                            1,361
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $155,700) ($ Thousands)                                        142,927
                                                                   -------------
Total Investments -- 101.3%
   (Cost $155,700) ($ Thousands)                                        142,927
                                                                   -------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $155,700)                                              $    142,927
   Receivable for Investment Securities Sold                                332
   Receivable for Fund Shares Sold                                           68
   Income Distributions Received from Affiliated Funds                        4
   Receivable from Administrator                                              3
   Prepaid Expenses                                                           3
                                                                   -------------
Total Assets                                                            143,337
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                      (1,913)
   Due to Custodian                                                        (332)
   Investment Advisory Fees Payable                                         (12)
   Distribution Fees Payable                                                 (6)
   Payable for Investment Securities Purchased                               (4)
   Administrative Servicing Fees Payable                                     (1)
   Trustees' Fees Payable                                                    (3)
                                                                   -------------
Total Liabilities                                                        (2,271)
                                                                   -------------
Net Assets                                                         $    141,066
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    155,169
Distribution in excess of net investment income                             (51)
Accumulated net realized loss on investments                             (1,279)
Net unrealized depreciation on investments                              (12,773)
                                                                   -------------
Net Assets                                                         $    141,066
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($128,595,499 / 10,632,770 shares)                                    $12.09
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($5,652,726 / 495,631 shares)                                         $11.41
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($6,817,751 / 565,265 shares)                                         $12.06
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
6           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

DIVERSIFIED U.S. STOCK FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

99.0% Equity Funds

1.0%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 101.5%

EQUITY FUNDS -- 100.5%
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                2,589,916      $     49,804
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                 2,111,102            47,394
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  303,788             5,426
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   251,125             5,419
                                                                   -------------
Total Equity Funds
   (Cost $122,340) ($ Thousands)                                        108,043
                                                                   -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                1,086,594             1,087
                                                                   -------------
Total Money Market Fund
   (Cost $1,087) ($ Thousands)                                            1,087
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $123,427) ($ Thousands)                                        109,130
                                                                   -------------
Total Investments -- 101.5%
   (Cost $123,427) ($ Thousands)                                        109,130
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $123,427)                                              $    109,130
   Receivable for Investment Securities Sold                                159
   Receivable for Fund Shares Sold                                           80
   Income Distributions Received from Affiliated Funds                        3
   Receivable from Administrator                                              2
   Prepaid Expenses                                                           3
                                                                   -------------
Total Assets                                                            109,377
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                      (1,623)
   Due to Custodian                                                        (159)
   Distribution Fees Payable                                                (12)
   Investment Advisory Fees Payable                                          (9)
   Payable for Investment Securities Purchased                               (3)
   Trustees' Fees Payable                                                    (2)
   Administrative Servicing Fees Payable                                     (1)
                                                                   -------------
Total Liabilities                                                        (1,809)
                                                                   -------------
Net Assets                                                         $    107,568
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    127,568
Distribution in excess of net investment income                             (60)
Accumulated net realized loss on investments                             (5,643)
Net unrealized depreciation on investments                              (14,297)
                                                                   -------------
Net Assets                                                         $    107,568
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($89,115,134 / 6,163,093 shares)                                      $14.46
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($12,950,516 / 950,046 shares)                                        $13.63
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($5,502,371 / 381,377 shares)                                         $14.43
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005           7

STATEMENT OF NET ASSETS (Unaudited)

DEFENSIVE STRATEGY FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

84.6% Fixed Income Funds

15.2% Equity Funds

0.2%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

FIXED INCOME FUNDS -- 84.7%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A                3,935,872      $     39,240
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 579,839             6,048
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   713,843             6,068
                                                                   -------------
Total Fixed Income Funds
   (Cost $51,587) ($ Thousands)                                          51,356
                                                                   -------------
EQUITY FUNDS -- 15.2%
   SEI Institutional Managed Trust
      Managed Volatility Fund, Class A                542,873             6,194
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       202,651             3,011
                                                                   -------------
Total Equity Funds
   (Cost $8,356) ($ Thousands)                                            9,205
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  151,781               152
                                                                   -------------
Total Money Market Fund
   (Cost $152) ($ Thousands)                                                152
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $60,095) ($ Thousands)                                          60,713
                                                                   -------------
Total Investments -- 100.1%
   (Cost $60,095) ($ Thousands)                                          60,713
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $60,095)                                               $     60,713
   Income Distributions Received from Affiliated Funds                      166
   Receivable for Investment Securities Sold                                 15
   Receivable from Administrator                                              2
   Prepaid Expenses                                                           1
                                                                   -------------
Total Assets                                                             60,897
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                             (160)
   Payable for Fund Shares Redeemed                                         (50)
   Due to Custodian                                                         (15)
   Investment Advisory Fees Payable                                          (5)
   Trustees' Fees Payable                                                    (1)
                                                                   -------------
Total Liabilities                                                          (231)
                                                                   -------------
Net Assets                                                         $     60,666
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     59,664
Undistributed net investment income                                         384
Net unrealized appreciation on investments                                  618
                                                                   -------------
Net Assets                                                         $     60,666
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($60,665,435 / 5,741,212 shares)                                      $10.57
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($111 / 10 shares)                                                    $10.70
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
8           SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

TM DEFENSIVE STRATEGY ALLOCATION FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.3% Equity Funds

39.4% Fixed Income Fund

0.3% Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.4%
   SEI Institutional Managed Trust
      Managed Volatility Fund, Class A                277,001      $      3,161
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       107,348             1,595
                                                                   -------------
Total Equity Funds
   (Cost $4,273) ($ Thousands)                                            4,756
                                                                   -------------
FIXED INCOME FUND -- 39.5%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   366,135             3,112
                                                                   -------------
Total Fixed Income Fund
   (Cost $3,125) ($ Thousands)                                            3,112
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                   19,611                20
                                                                   -------------
Total Money Market Fund
   (Cost $20) ($ Thousands)                                                  20
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $7,418) ($ Thousands)                                            7,888
                                                                   -------------
Total Investments -- 100.1%
   (Cost $7,418) ($ Thousands)                                            7,888
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $7,418)                                                $      7,888
   Income Distributions Received from Affiliated Funds                       20
   Receivable for Investment Securities Sold                                  1
   Receivable from Administrator                                              1
                                                                   -------------
Total Assets                                                              7,910
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                              (20)
   Payable for Fund Shares Redeemed                                         (10)
   Due to Custodian                                                          (1)
   Investment Advisory Fees Payable                                          (1)
   Accrued Expenses                                                          (1)
                                                                   -------------
Total Liabilities                                                           (33)
                                                                   -------------
Net Assets                                                         $      7,877
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $      7,355
Undistributed net investment income                                          52
Net unrealized appreciation on investments                                  470
                                                                   -------------
Net Assets                                                         $      7,877
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($7,876,898 / 641,983 shares)                                         $12.27
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005           9

STATEMENT OF NET ASSETS (Unaudited)

CONSERVATIVE STRATEGY FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

69.6% Fixed Income Funds

30.1% Equity Funds

0.3%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 69.6%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A                3,119,548      $     31,102
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                 665,530             6,941
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                 1,229,370            10,450
                                                                   -------------
Total Fixed Income Funds
   (Cost $48,819) ($ Thousands)                                          48,493
                                                                   -------------
EQUITY FUNDS -- 30.1%
   SEI Institutional Managed Trust
      Managed Volatility Fund, Class A              1,220,279            13,923
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       473,762             7,040
                                                                   -------------
Total Equity Funds
   (Cost $18,659) ($ Thousands)                                          20,963
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  173,730               174
                                                                   -------------
Total Money Market Fund
   (Cost $174) ($ Thousands)                                                174
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $67,652) ($ Thousands)                                          69,630
                                                                   -------------
Total Investments -- 100.0%
   (Cost $67,652) ($ Thousands)                                          69,630
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $67,652)                                               $     69,630
   Cash                                                                     517
   Income Distributions Received from Affiliated Funds                      176
   Receivable for Fund Shares Sold                                           85
   Receivable from Administrator                                              3
                                                                   -------------
Total Assets                                                             70,411
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                             (690)
   Payable for Fund Shares Redeemed                                         (62)
   Investment Advisory Fees Payable                                          (6)
   Trustees' Fees Payable                                                    (1)
                                                                   -------------
Total Liabilities                                                          (759)
                                                                   -------------
Net Assets                                                         $     69,652
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     67,222
Undistributed net investment income                                         465
Accumulated net realized loss on investments                                (13)
Net unrealized appreciation on investments                                1,978
                                                                   -------------
Net Assets                                                         $     69,652
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($69,652,291 / 6,333,524 shares)                                      $11.00
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($116 / 10 shares)                                                    $11.16
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
10          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

TM CONSERVATIVE STRATEGY ALLOCATION FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

67.1% Equity Funds

32.6% Fixed Income Fund

0.3%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 67.1%
   SEI Institutional Managed Trust
      Managed Volatility Fund, Class A              1,238,333      $     14,129
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       438,856             6,522
                                                                   -------------
Total Equity Funds
   (Cost $18,124) ($ Thousands)                                          20,651
                                                                   -------------
FIXED INCOME FUND -- 32.6%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                 1,180,433            10,034
                                                                   -------------
Total Fixed Income Fund
   (Cost $10,102) ($ Thousands)                                          10,034
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                   76,231                76
                                                                   -------------
Total Money Market Fund
   (Cost $76) ($ Thousands)                                                  76
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $28,302) ($ Thousands)                                          30,761
                                                                   -------------
Total Investments -- 99.9%
   (Cost $28,302) ($ Thousands)                                          30,761
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $28,302)                                               $     30,761
   Cash                                                                      24
   Income Distributions Received from Affiliated Funds                       65
   Receivable for Fund Shares Sold                                           34
   Receivable from Administrator                                              2
   Prepaid Expenses                                                           1
                                                                   -------------
Total Assets                                                             30,887
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                              (87)
   Payable for Fund Shares Redeemed                                         (15)
   Investment Advisory Fees Payable                                          (2)
   Accrued Expenses                                                          (1)
                                                                   -------------
Total Liabilities                                                          (105)
                                                                   -------------
Net Assets                                                         $     30,782
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     28,028
Undistributed net investment income                                         168
Accumulated net realized gain on investments                                127
Net unrealized appreciation on investments                                2,459
                                                                   -------------
Net Assets                                                         $     30,782
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($30,781,605 / 2,817,196 shares)                                      $10.93
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          11

STATEMENT OF NET ASSETS (Unaudited)

MODERATE STRATEGY FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

54.6% Fixed Income Funds

45.1% Equity Funds

0.3%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.7%

FIXED INCOME FUNDS -- 54.5%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A                4,737,776      $     47,236
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A               4,580,451            47,774
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                 4,228,578            35,943
                                                                   -------------
Total Fixed Income Funds
   (Cost $132,187) ($ Thousands)                                        130,953
                                                                   -------------
EQUITY FUNDS -- 45.0%
   SEI Institutional International Trust
      International Equity Fund, Class A              984,692            11,954
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                  624,636            12,012
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                   531,993            11,943
   SEI Institutional Managed Trust
      Managed Volatility Fund, Class A              4,203,442            47,961
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                     1,639,837            24,368
                                                                   -------------
Total Equity Funds
   (Cost $96,879) ($ Thousands)                                         108,238
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  585,849               586
                                                                   -------------
Total Money Market Fund
   (Cost $586) ($ Thousands)                                                586
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $229,652) ($ Thousands)                                        239,777
                                                                   -------------
Total Investments -- 99.7%
   (Cost $229,652) ($ Thousands)                                        239,777
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $229,652)                                              $    239,777
   Cash                                                                     985
   Receivable for Fund Shares Sold                                        1,114
   Income Distributions Received from Affiliated Funds                      516
   Receivable from Administrator                                             10
                                                                   -------------
Total Assets                                                            242,402
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                           (1,491)
   Payable for Fund Shares Redeemed                                        (445)
   Investment Advisory Fees Payable                                         (19)
   Trustees' Fees Payable                                                    (4)
   Accrued Expenses                                                          (1)
                                                                   -------------
Total Liabilities                                                        (1,960)
                                                                   -------------
Net Assets                                                         $    240,442
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    228,855
Undistributed net investment income                                       1,323
Accumulated net realized gain on investments                                139
Net unrealized appreciation on investments                               10,125
                                                                   -------------
Net Assets                                                         $    240,442
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($240,441,501 / 20,807,121 shares)                                    $11.56
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($122 / 10 shares)                                                    $11.76
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

TM MODERATE STRATEGY ALLOCATION FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

82.1% Equity Funds

17.7% Fixed Income Fund

0.2%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.8%

EQUITY FUNDS -- 81.9%
   SEI Institutional International Trust
      International Equity Fund, Class A              501,652      $      6,090
   SEI Institutional Managed Trust
      Managed Volatility Fund, Class A              2,742,342            31,290
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                       407,762             6,059
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                       1,033,426            12,174
                                                                   -------------
Total Equity Funds
   (Cost $50,777) ($ Thousands)                                          55,613
                                                                   -------------
FIXED INCOME FUND -- 17.7%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                 1,411,379            11,997
                                                                   -------------
Total Fixed Income Fund
   (Cost $12,108) ($ Thousands)                                          11,997
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  166,816               167
                                                                   -------------
Total Money Market Fund
   (Cost $167) ($ Thousands)                                                167
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $63,052) ($ Thousands)                                          67,777
                                                                   -------------
Total Investments -- 99.8%
   (Cost $63,052) ($ Thousands)                                          67,777
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $63,052)                                               $     67,777
   Cash                                                                      96
   Receivable for Fund Shares Sold                                          130
   Income Distributions Received from Affiliated Funds                       75
   Receivable from Administrator                                              4
   Prepaid Expenses                                                           1
                                                                   -------------
Total Assets                                                             68,083
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                             (139)
   Payable for Fund Shares Redeemed                                         (22)
   Investment Advisory Fees Payable                                          (5)
   Accrued Expenses                                                          (1)
                                                                   -------------
Total Liabilities                                                          (167)
                                                                   -------------
Net Assets                                                         $     67,916
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     63,031
Undistributed net investment income                                         177
Accumulated net realized loss on investments                                (17)
Net unrealized appreciation on investments                                4,725
                                                                   -------------
Net Assets                                                         $     67,916
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($67,916,134 / 5,054,610 shares)                                      $13.44
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          13

STATEMENT OF NET ASSETS (Unaudited)

AGGRESSIVE STRATEGY FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

80.0% Equity Funds

19.8% Fixed Income Funds

0.2%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 79.9%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         158,071      $      2,520
   SEI Institutional International Trust
      International Equity Fund, Class A            1,849,604            22,454
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                1,569,363            30,179
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                 1,337,392            30,025
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  423,245             7,559
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   349,880             7,550
                                                                   -------------
Total Equity Funds
   (Cost $90,789) ($ Thousands)                                         100,287
                                                                   -------------
FIXED INCOME FUNDS -- 19.7%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                       1,059,702            12,505
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                 1,442,620            12,262
                                                                   -------------
Total Fixed Income Funds
   (Cost $23,642) ($ Thousands)                                          24,767
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  312,433               312
                                                                   -------------
Total Money Market Fund
   (Cost $312) ($ Thousands)                                                312
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $114,743) ($ Thousands)                                        125,366
                                                                   -------------
Total Investments -- 99.9%
   (Cost $114,743) ($ Thousands)                                        125,366
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $114,743)                                              $    125,366
   Cash                                                                     413
   Receivable for Fund Shares Sold                                          169
   Income Distributions Received from Affiliated Funds                       77
   Receivable from Administrator                                              6
   Prepaid Expenses                                                           1
                                                                   -------------
Total Assets                                                            126,032
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                             (488)
   Payable for Fund Shares Redeemed                                         (61)
   Investment Advisory Fees Payable                                         (10)
   Trustees' Fees Payable                                                    (2)
                                                                   -------------
Total Liabilities                                                          (561)
                                                                   -------------
Net Assets                                                         $    125,471
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    114,446
Undistributed net investment income                                         178
Accumulated net realized gain on investments                                224
Net unrealized appreciation on investments                               10,623
                                                                   -------------
Total Net Assets                                                   $    125,471
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($125,470,709 / 10,124,861 shares)                                    $12.39
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($126 / 10 shares)                                                    $12.25
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
14          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

TAX-MANAGED AGGRESSIVE STRATEGY FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.1% Equity Funds

11.6% Fixed Income Funds

0.3%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.5%

EQUITY FUNDS -- 87.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                          59,124      $        942
   SEI Institutional International Trust
      International Equity Fund, Class A              618,654             7,510
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                       2,224,412            26,204
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         502,839             6,602
                                                                   -------------
Total Equity Funds
   (Cost $37,219) ($ Thousands)                                          41,258
                                                                   -------------
FIXED INCOME FUNDS -- 11.6%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         235,462             2,779
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   312,632             2,657
                                                                   -------------
Total Fixed Income Funds
   (Cost $5,176) ($ Thousands)                                            5,436
                                                                   -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  114,876               115
                                                                   -------------
Total Money Market Fund
   (Cost $115) ($ Thousands)                                                115
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $42,510) ($ Thousands)                                          46,809
                                                                   -------------
Total Investments -- 99.5%
   (Cost $42,510) ($ Thousands)                                          46,809
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $42,510)                                               $     46,809
   Receivable for Fund Shares Sold                                          255
   Income Distributions Received from Affiliated Funds                       18
   Receivable from Administrator                                              2
                                                                   -------------
Total Assets                                                             47,084
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                              (17)
   Payable for Fund Shares Redeemed                                          (3)
   Investment Advisory Fees Payable                                          (4)
   Trustees' Fees Payable                                                    (1)
   Accrued Expenses                                                          (1)
                                                                   -------------
Total Liabilities                                                           (26)
                                                                   -------------
Net Assets                                                         $     47,058
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     42,626
Undistributed net investment income                                          37
Accumulated net realized gain on investments                                 96
Net unrealized appreciation on investments                                4,299
                                                                   -------------
Net Assets                                                         $     47,058
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($47,057,740 / 3,780,933 shares)                                      $12.45
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          15

STATEMENT OF NET ASSETS (Unaudited)

CORE MARKET STRATEGY FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

59.5% Fixed Income Funds

40.3% Equity Funds

0.2%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

FIXED INCOME FUNDS -- 59.5%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         264,892      $      3,126
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A               2,969,805            30,975
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   367,251             3,121
                                                                   -------------
Total Fixed Income Funds
   (Cost $37,344) ($ Thousands)                                          37,222
                                                                   -------------
EQUITY FUNDS -- 40.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                          39,737               633
   SEI Institutional International Trust
      International Equity Fund, Class A              468,421             5,687
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                  394,362             7,584
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                   335,772             7,538
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  106,316             1,899
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    87,837             1,895
                                                                   -------------
Total Equity Funds
   (Cost $22,857) ($ Thousands)                                          25,236
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  155,642               156
                                                                   -------------
Total Money Market Fund
   (Cost $156) ($ Thousands)                                                156
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $60,357) ($ Thousands)                                          62,614
                                                                   -------------
Total Investments -- 100.1%
   (Cost $60,357) ($ Thousands)                                          62,614
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $60,357)                                               $     62,614
   Receivable for Fund Shares Sold                                          433
   Income Distributions Received from Affiliated Funds                      129
   Receivable from Administrator                                              3
                                                                   -------------
Total Assets                                                             63,179
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                        (488)
   Payable for Investment Securities Purchased                             (126)
   Investment Advisory Fees Payable                                          (5)
   Trustees' Fees Payable                                                    (1)
                                                                   -------------
Total Liabilities                                                          (620)
                                                                   -------------
Net Assets                                                         $     62,559
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     59,882
Undistributed net investment income                                         328
Accumulated net realized gain on investments                                 92
Net unrealized appreciation on investments                                2,257
                                                                   -------------
Net Assets                                                         $     62,559
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($62,558,500 / 5,572,551 shares)                                      $11.23
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($119 / 10 shares)                                                    $11.43
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

TM CORE MARKET STRATEGY ALLOCATION FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.1% Equity Funds

11.7% Fixed Income Funds

0.2%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 105.6%

EQUITY FUNDS -- 93.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                          25,517      $        407
   SEI Institutional International Trust
      International Equity Fund, Class A              265,657             3,225
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                         959,923            11,308
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         216,196             2,838
                                                                   -------------
Total Equity Funds
   (Cost $16,203) ($ Thousands)                                          17,778
                                                                   -------------
FIXED INCOME FUNDS -- 12.3%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         101,980             1,203
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   135,618             1,153
                                                                   -------------
Total Fixed Income Funds
   (Cost $2,267) ($ Thousands)                                            2,356
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                   49,854                50
                                                                   -------------
Total Money Market Fund
   (Cost $50) ($ Thousands)                                                  50
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $18,520) ($ Thousands)                                          20,184
                                                                   -------------
Total Investments -- 105.6%
   (Cost $18,520) ($ Thousands)                                          20,184
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $18,520)                                               $     20,184
   Cash                                                                       2
   Income Distributions Received from Affiliated Funds                        8
   Receivable from Administrator                                              1
                                                                   -------------
Total Assets                                                             20,195
                                                                   -------------
Liabilities
   Payable for Fund Shares Redeemed                                      (1,063)
   Payable for Investment Securities Purchased                              (10)
   Investment Advisory Fees Payable                                          (2)
   Accrued Expenses                                                          (1)
                                                                   -------------
Total Liabilities                                                        (1,076)
                                                                   -------------
Net Assets                                                         $     19,119
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     17,422
Undistributed net investment income                                          16
Accumulated net realized gain on investments                                 17
Net unrealized appreciation on investments                                1,664
                                                                   -------------
Net Assets                                                         $     19,119
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($19,118,944 / 1,563,925 shares)                                      $12.23
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          17

STATEMENT OF NET ASSETS (Unaudited)

MARKET GROWTH STRATEGY FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

60.2% Equity Funds

39.6% Fixed Income Funds

0.2%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 60.1%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                         201,385      $      3,210
   SEI Institutional International Trust
      International Equity Fund, Class A            3,617,549            43,917
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                2,937,115            56,481
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                 2,500,809            56,143
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                  794,592            14,191
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                   654,618            14,127
                                                                   -------------
Total Equity Funds
   (Cost $169,487) ($ Thousands)                                        188,069
                                                                   -------------
FIXED INCOME FUNDS -- 39.5%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                       1,840,161            21,714
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A               7,388,135            77,058
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                 2,920,452            24,824
                                                                   -------------
Total Fixed Income Funds
   (Cost $122,461) ($ Thousands)                                        123,596
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  759,378               759
                                                                   -------------
Total Money Market Fund
   (Cost $759) ($ Thousands)                                                759
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $292,707) ($ Thousands)                                        312,424
                                                                   -------------
Total Investments -- 99.9%
   (Cost $292,707) ($ Thousands)                                        312,424
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $292,707)                                              $    312,424
   Cash                                                                     566
   Receivable for Fund Shares Sold                                          526
   Income Distributions Received from Affiliated Funds                      424
   Receivable from Administrator                                             14
                                                                   -------------
Total Assets                                                            313,954
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                             (979)
   Payable for Fund Shares Redeemed                                        (105)
   Investment Advisory Fees Payable                                         (25)
   Trustees' Fees Payable                                                    (6)
                                                                   -------------
Total Liabilities                                                        (1,115)
                                                                   -------------
Net Assets                                                         $    312,839
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $    291,267
Undistributed net investment income                                       1,074
Accumulated net realized gain on investments                                781
Net unrealized appreciation on investments                               19,717
                                                                   -------------
Net Assets                                                         $    312,839
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($312,838,529 / 26,706,849 shares)                                    $11.71
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($119 / 10 shares)                                                    $11.52
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

TM MARKET GROWTH STRATEGY ALLOCATION FUND

September 30, 2005

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

     [THE FOLLOWING WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

88.1% Equity Funds

11.6%  Fixed Income Funds

0.3%  Money Market Fund

+Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                    Market Value
Description                                            Shares      ($ Thousands)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.1%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                          56,925      $        907
   SEI Institutional International Trust
      International Equity Fund, Class A            1,195,263            14,510
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A                                       4,415,436            52,014
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                         936,996            12,303
                                                                   -------------
Total Equity Funds
   (Cost $72,161) ($ Thousands)                                          79,734
                                                                   -------------
FIXED INCOME FUNDS -- 11.6%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                         380,229             4,487
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                   711,775             6,050
                                                                   -------------
Total Fixed Income Funds
   (Cost $10,129) ($ Thousands)                                          10,537
                                                                   -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A                  223,591               224
                                                                   -------------
Total Money Market Fund
   (Cost $224) ($ Thousands)                                                224
                                                                   -------------
Total Affiliated Investment Funds
   (Cost $82,514) ($ Thousands)                                          90,495
                                                                   -------------

Total Investments -- 100.0%
   (Cost $82,514) ($ Thousands)                                          90,495
                                                                   -------------

--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
Assets
   Investments in Affiliated Funds, at Market Value
      (Cost $82,514)                                               $     90,495
   Cash                                                                       5
   Income Distributions Received from Affiliated Funds                       39
   Receivable for Fund Shares Sold                                           38
   Receivable from Administrator                                              5
   Prepaid Expenses                                                           2
                                                                   -------------
Total Assets                                                             90,584
                                                                   -------------
Liabilities
   Payable for Investment Securities Purchased                              (44)
   Payable for Fund Shares Redeemed                                         (19)
   Investment Advisory Fees Payable                                          (7)
   Accrued Expenses                                                          (1)
                                                                   -------------
Total Liabilities                                                           (71)
                                                                   -------------
Net Assets                                                         $     90,513
                                                                   =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                       $     82,579
Undistributed net investment income                                          83
Accumulated net realized loss on investments                               (130)
Net unrealized appreciation on investments                                7,981
                                                                   -------------
Net Assets                                                         $     90,513
                                                                   =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($90,513,276 / 6,525,987 shares)                                      $13.87
                                                                   =============

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          19

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2005 (Unaudited)

----------------------------------------------------------------------------------------------------
                                                      DIVERSIFIED                       DIVERSIFIED
                                                     CONSERVATIVE     DIVERSIFIED            GLOBAL
                                                           INCOME    CONSERVATIVE   MODERATE GROWTH
                                                             FUND            FUND              FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds        $      1,051    $      1,436      $      1,673
----------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                         72             112               188
   Distribution Fees -- Class D Shares                         52              46                44
   Investment Advisory Fees                                    36              56                94
   Administrative Servicing Fees -- Class I Shares              5              10                21
   Registration Fees                                            7               9                21
   Professional Fees                                            6              11                18
   Trustees' Fees                                               4               6                10
   Printing Fees                                                3               4                 6
   Custodian Fees/Wire Agent Fees                               2               4                 6
   Proxy Costs                                                  1               1                 2
   Other Expenses                                               1               2                 3
----------------------------------------------------------------------------------------------------
   Total Expenses                                             189             261               413
----------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                           (72)           (112)             (188)
         Reimbursement from Administrator                     (16)            (25)              (45)
----------------------------------------------------------------------------------------------------
   Net Expenses                                               101             124               180
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         950           1,312             1,493
----------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds             564            (221)             (539)
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                    771           3,746            10,589
----------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                  1,335           3,525            10,050
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $      2,285    $      4,837      $     11,543
----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                      DIVERSIFIED     DIVERSIFIED     DIVERSIFIED
                                                         MODERATE          GLOBAL          GLOBAL     DIVERSIFIED
                                                           GROWTH          GROWTH           STOCK      U.S. STOCK
                                                             FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds        $      3,429    $      1,306    $        225    $        228
------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                        378             253             138             107
   Distribution Fees -- Class D Shares                         95              68              31              64
   Investment Advisory Fees                                   189             127              69              53
   Administrative Servicing Fees -- Class I Shares             25              31               8               6
   Registration Fees                                           30              21              13              12
   Professional Fees                                           35              24              14              11
   Trustees' Fees                                              20              13               7               6
   Printing Fees                                               16              10               5               4
   Custodian Fees/Wire Agent Fees                              12               8               5               3
   Proxy Costs                                                  4               2               2               1
   Other Expenses                                               6               4               2               2
------------------------------------------------------------------------------------------------------------------
   Total Expenses                                             810             561             294             269
------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                          (378)           (253)           (138)           (107)
         Reimbursement from Administrator                     (82)            (55)            (32)            (27)
------------------------------------------------------------------------------------------------------------------
   Net Expenses                                               350             253             124             135
------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       3,079           1,053             101              93
------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds           1,936            (560)            899              10
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                 15,829          17,880          10,144           7,516
------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                 17,765          17,320          11,043           7,526
------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $     20,844    $     18,373    $     11,144    $      7,619
------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20 & 21     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------------------------
                                                                     TM DEFENSIVE
                                                        DEFENSIVE        STRATEGY    CONSERVATIVE
                                                         STRATEGY      ALLOCATION        STRATEGY
                                                             FUND            FUND            FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds        $        681    $        107    $        909
--------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                         41               6              58
   Investment Advisory Fees                                    20               3              29
   Registration Fees                                            3               2               5
   Professional Fees                                            3              --               5
   Trustees' Fees                                               2               1               3
   Custodian Fees/Wire Agent Fees                               1              --               2
   Printing Fees                                                1              --               2
   Proxy Costs                                                 --              --              --
   Other Expenses                                              --              --              --
--------------------------------------------------------------------------------------------------
   Total Expenses                                              71              12             104
--------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                           (41)             (6)            (58)
         Reimbursement from Administrator                     (10)             (3)            (17)
--------------------------------------------------------------------------------------------------
   Net Expenses                                                20               3              29
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         661             104             880
--------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds              (4)              3              (6)
   Capital Gain Distributions Received
     from Affiliated Funds                                      8               4              18
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                    409             340           1,487
--------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                    413             347           1,499
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $      1,074    $        451    $      2,379
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                  TM CONSERVATIVE                     TM MODERATE
                                                         STRATEGY        MODERATE        STRATEGY
                                                       ALLOCATION        STRATEGY      ALLOCATION
                                                             FUND            FUND            FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds        $        398    $      2,741    $        441
--------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                         28             196              52
   Investment Advisory Fees                                    14              98              26
   Registration Fees                                            5              14               6
   Professional Fees                                            2              17               4
   Trustees' Fees                                               2               9               2
   Custodian Fees/Wire Agent Fees                               1               6               1
   Printing Fees                                                1               7               2
   Proxy Costs                                                 --               1              --
   Other Expenses                                              --               2               1
--------------------------------------------------------------------------------------------------
   Total Expenses                                              53             350              94
--------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                           (28)           (196)            (52)
         Reimbursement from Administrator                     (11)            (56)            (16)
--------------------------------------------------------------------------------------------------
   Net Expenses                                                14              98              26
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         384           2,643             415
--------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds             116             (18)            (26)
   Capital Gain Distributions Received
     from Affiliated Funds                                     17              60              15
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                  1,608           7,638           3,349
--------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                  1,741           7,680           3,338
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $      2,125    $     10,323    $      3,753
--------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
22 & 23     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

STATEMENTS OF OPERATIONS ($ Thousands)

For the six months ended September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------------------------
                                                                      TAX-MANAGED
                                                       AGGRESSIVE      AGGRESSIVE     CORE MARKET
                                                         STRATEGY        STRATEGY        STRATEGY
                                                             FUND            FUND            FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds        $        477    $        145    $        646
--------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                         99              40              51
   Investment Advisory Fees                                    49              20              25
   Professional Fees                                            9               4               5
   Registration Fees                                            6               3               4
   Printing Fees                                                4               1               2
   Trustees' Fees                                               4               2               2
   Custodian Fees/Wire Agent Fees                               3               1               1
   Proxy Costs                                                 --              --              --
   Other Expenses                                               1               1               1
--------------------------------------------------------------------------------------------------
   Total Expenses                                             175              72              91
--------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                           (99)            (40)            (51)
         Reimbursement from Administrator                     (26)            (12)            (15)
--------------------------------------------------------------------------------------------------
   Net Expenses                                                50              20              25
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         427             125             621
--------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds             (42)            (47)              9
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                  8,219           3,161           1,968
--------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                  8,177           3,114           1,977
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $      8,604    $      3,239    $      2,598
--------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                   TM CORE MARKET                  TM MARKET GROWTH
                                                         STRATEGY   MARKET GROWTH          STRATEGY
                                                       ALLOCATION        STRATEGY        ALLOCATION
                                                             FUND            FUND              FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds        $         60    $      2,323      $        294
----------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                         17             259                74
   Investment Advisory Fees                                     8             130                37
   Professional Fees                                            2              24                 6
   Registration Fees                                            3              18                 7
   Printing Fees                                               --               9                 2
   Trustees' Fees                                               1              12                 3
   Custodian Fees/Wire Agent Fees                               1               8                 2
   Proxy Costs                                                 --               1                --
   Other Expenses                                              --               2                 1
----------------------------------------------------------------------------------------------------
   Total Expenses                                              32             463               132
----------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                           (17)           (259)              (74)
         Reimbursement from Administrator                      (7)            (73)              (21)
----------------------------------------------------------------------------------------------------
   Net Expenses                                                 8             131                37
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                          52           2,192               257
----------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds              23             (40)              (19)
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                  1,320          15,371             5,694
----------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                  1,343          15,331             5,675
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $      1,395    $     17,523      $      5,932
----------------------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
24 & 25     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2005 (Unaudited) and the year ended March 31, 2005


--------------------------------------------------------------------------------------------------------------------------
                                                     DIVERSIFIED              DIVERSIFIED            DIVERSIFIED GLOBAL
                                                 CONSERVATIVE INCOME          CONSERVATIVE            MODERATE GROWTH
                                                         FUND                     FUND                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                 4/01/05-    4/01/04-     4/01/05-     4/01/04-     4/01/05-     4/01/04-
2005                                              9/30/05     3/31/05      9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                         $    950    $  1,657    $   1,312    $   2,483    $   1,493    $   4,022
   Net Realized Gain (Loss)
     from Affiliated Funds                            564         279         (221)         736         (539)       6,030
   Capital Gain Distributions Received
     from Affiliated Funds                             --         559           --          909           --        1,391
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds             771        (612)       3,746           74       10,589       (1,655)
--------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations       2,285       1,883        4,837        4,202       11,543        9,788
--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                           (428)     (1,684)        (636)      (2,556)        (758)      (4,325)
   Class D                                            (45)       (212)         (39)        (156)         (19)        (119)
   Class I                                            (33)        (88)         (48)        (185)         (72)        (283)
   Net Realized Gains:
   Class A                                             --        (642)          --       (1,040)          --       (7,509)
   Class D                                             --        (134)          --         (106)          --         (391)
   Class I                                             --         (35)          --          (89)          --         (603)
--------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                 (506)     (2,795)        (723)      (4,132)        (849)     (13,230)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                      5,421      23,827        8,826       42,195       18,758       47,389
   Reinvestment of Dividends and Distributions        425       2,310          634        3,587          757       11,823
   Cost of Shares Redeemed                         (7,787)    (23,911)     (10,190)     (27,504)     (21,667)     (74,586)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                     (1,941)      2,226         (730)      18,278       (2,152)     (15,374)
--------------------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                        466       1,315          747        1,746          895        1,477
   Reinvestment of Cash Distributions                  36         312           36          247           18          489
   Cost of shares Redeemed                         (3,579)     (3,041)        (641)      (2,070)        (433)      (2,279)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                     (3,077)     (1,414)         142          (77)         480         (313)
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                      1,271       1,223        1,037        4,044        7,492        9,083
   Reinvestment of Cash Distributions                  33         122           48          274           72          880
   Cost of Shares Redeemed                           (388)     (1,073)      (2,101)      (2,805)      (2,759)      (4,226)
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     From Class I Transactions                        916         272       (1,016)       1,513        4,805        5,737
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               (4,102)      1,084       (1,604)      19,714        3,133       (9,950)
--------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets           (2,323)        172        2,510       19,784       13,827      (13,392)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                             73,729      73,557      108,894       89,110      180,549      193,941
--------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                 $ 71,406    $ 73,729    $ 111,404    $ 108,894    $ 194,376    $ 180,549
--------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of
     Net Investment Income)
     Included in Net Assets at End of Period     $    457    $     13    $     616    $      27    $     663    $      19
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                      DIVERSIFIED               DIVERSIFIED
                                                    MODERATE GROWTH            GLOBAL GROWTH
                                                          FUND                      FUND
--------------------------------------------------------------------------------------------------
                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
2005                                               9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                         $   3,079    $   6,865    $   1,053    $   3,547
   Net Realized Gain (Loss)
     from Affiliated Funds                           1,936        4,993         (560)        (592)
   Capital Gain Distributions Received
     from Affiliated Funds                              --        3,128           --        1,739
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds           15,829        4,734       17,880       10,205
--------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations       20,844       19,720       18,373       14,899
--------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                          (1,639)      (7,134)        (628)      (3,571)
   Class D                                             (44)        (205)          (5)        (101)
   Class I                                             (86)        (314)         (57)        (291)
   Net Realized Gains:
   Class A                                              --       (1,178)          --       (3,177)
   Class D                                              --          (70)          --         (248)
   Class I                                              --          (58)          --         (305)
--------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                (1,769)      (8,959)        (690)      (7,693)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                      20,254      207,833       25,470       72,416
   Reinvestment of Dividends and Distributions       1,634        8,298          626        6,734
   Cost of Shares Redeemed                         (37,386)     (89,114)     (25,456)     (49,714)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                     (15,498)     127,017          640       29,436
--------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                       1,594        2,922        1,133        2,427
   Reinvestment of Cash Distributions                   38          246            5          291
   Cost of shares Redeemed                          (1,348)      (5,932)      (1,689)      (7,482)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                         284       (2,764)        (551)      (4,764)
--------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                       2,123       11,875        5,367        9,740
   Reinvestment of Cash Distributions                   86          372           57          595
   Cost of Shares Redeemed                          (1,246)      (4,351)      (3,753)      (3,451)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     From Class I Transactions                         963        7,896        1,671        6,884
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               (14,251)     132,149        1,760       31,556
--------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             4,824      142,910       19,443       38,762
--------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                             375,349      232,439      242,065      203,303
--------------------------------------------------------------------------------------------------
   END OF PERIOD                                 $ 380,173    $ 375,349    $ 261,508    $ 242,065
--------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of
     Net Investment Income)
     Included in Net Assets at End of Period     $   1,351    $      41    $     381    $      18
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                      DIVERSIFIED               DIVERSIFIED
                                                      GLOBAL STOCK               U.S. STOCK
                                                          FUND                      FUND
--------------------------------------------------------------------------------------------------
                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
2005                                               9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                         $     101    $   1,351    $      93    $     730
   Net Realized Gain (Loss)
     from Affiliated Funds                             899        2,999           10          680
   Capital Gain Distributions Received
     from Affiliated Funds                              --          945           --        1,050
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds           10,144        4,285        7,516        3,186
--------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations       11,144        9,580        7,619        5,646
--------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                            (148)      (1,361)        (147)        (811)
   Class D                                              --          (42)          --          (22)
   Class I                                              (4)         (54)          (6)         (17)
   Net Realized Gains:
   Class A                                              --         (412)          --         (429)
   Class D                                              --          (26)          --          (69)
   Class I                                              --          (22)          --          (13)
--------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                  (152)      (1,917)        (153)      (1,361)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Proceeds from Shares Issued                      13,991       34,312        6,179       20,194
   Reinvestment of Dividends and Distributions         147        1,769          145        1,220
   Cost of Shares Redeemed                         (18,660)     (43,597)     (13,353)     (35,677)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                      (4,522)      (7,516)      (7,029)     (14,263)
--------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                         634        1,392        1,123        2,137
   Reinvestment of Cash Distributions                   --           67           --           89
   Cost of shares Redeemed                          (2,358)      (2,881)      (1,728)      (5,688)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                      (1,724)      (1,422)        (605)      (3,462)
--------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                         911        5,833        1,443        2,659
   Reinvestment of Cash Distributions                    4           76            6           30
   Cost of Shares Redeemed                          (3,008)      (1,024)        (614)        (732)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     From Class I Transactions                      (2,093)       4,885          835        1,957
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                (8,339)      (4,053)      (6,799)     (15,768)
--------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             2,653        3,610          667      (11,483)
--------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                             138,413      134,803      106,901      118,384
--------------------------------------------------------------------------------------------------
   END OF PERIOD                                 $ 141,066    $ 138,413    $ 107,568    $ 106,901
--------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of
     Net Investment Income)
     Included in Net Assets at End of Period     $     (51)   $      --    $     (60)   $      --
--------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
26 & 27     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2005 (Unaudited) and the year ended March 31, 2005


------------------------------------------------------------------------------------------------------------------
                                                                                                TM DEFENSIVE
                                                                   DEFENSIVE STRATEGY       STRATEGY ALLOCATION
                                                                          FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                                   9/30/05      3/31/05      9/30/05      3/31/05
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $     661    $     449    $     104    $     199
   Net Realized Gain (Loss) from Affiliated Funds                       (4)          62            3          (55)
   Capital Gain Distributions Received from Affiliated Funds             8           38            4           15
   Net Change in Unrealized Appreciation from Affiliated Funds         409          201          340          129
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        1,074          750          451          288
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                            (288)        (449)         (31)        (221)
   Net Realized Gains:
   Class A                                                              --         (100)          --          (50)
   Return of Capital:
   Class A(1)                                                           --           --           --      (11,847)
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                  (288)        (549)         (31)     (12,118)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      38,778       33,531        5,206       20,359
   Reinvestment of Dividends and Distributions                         286          545           30          149
   Cost of Shares Redeemed                                          (5,771)     (10,190)      (2,387)      (5,319)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         33,293       23,886        2,849       15,189
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                     33,293       23,886        2,849       15,189
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       34,079       24,087        3,269        3,359
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                              26,587        2,500        4,608        1,249
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $  60,666    $  26,587    $   7,877    $   4,608
------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period             $     384    $      11    $      52    $     (21)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                              TM CONSERVATIVE
                                                                 CONSERVATIVE STRATEGY      STRATEGY ALLOCATION
                                                                          FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                                   9/30/05      3/31/05      9/30/05      3/31/05
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $     880    $     675    $     384    $     724
   Net Realized Gain (Loss) from Affiliated Funds                       (6)          75          116          (23)
   Capital Gain Distributions Received from Affiliated Funds            18           70           17           78
   Net Change in Unrealized Appreciation from Affiliated Funds       1,487          473        1,608          840
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        2,379        1,293        2,125        1,619
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                            (427)        (677)        (195)        (755)
   Net Realized Gains:
   Class A                                                              --         (168)          --         (260)
   Return of Capital:
   Class A(1)                                                           --           --           --      (27,664)
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                  (427)        (845)        (195)     (28,679)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      31,667       53,415        9,618       53,418
   Reinvestment of Dividends and Distributions                         402          787          183          661
   Cost of Shares Redeemed                                         (11,637)     (10,474)      (6,392)      (4,666)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         20,432       43,728        3,409       49,413
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                     20,432       43,728        3,409       49,413
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       22,384       44,176        5,339       22,353
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                              47,268        3,092       25,443        3,090
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $  69,652    $  47,268    $  30,782    $  25,443
------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period             $     465    $      12    $     168    $     (21)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                                TM MODERATE
                                                                   MODERATE STRATEGY        STRATEGY ALLOCATION
                                                                          FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                                   9/30/05      3/31/05      9/30/05      3/31/05
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $   2,643    $   2,283    $     415    $     785
   Net Realized Gain (Loss) from Affiliated Funds                      (18)         213          (26)         (60)
   Capital Gain Distributions Received from Affiliated Funds            60          412           15           67
   Net Change in Unrealized Appreciation from Affiliated Funds       7,638        2,408        3,349        1,370
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                       10,323        5,316        3,753        2,162
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                          (1,353)      (2,280)        (217)        (811)
   Net Realized Gains:
   Class A                                                              --         (526)          --         (325)
   Return of Capital:
   Class A(1)                                                           --           --           --      (28,181)
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                (1,353)      (2,806)        (217)     (29,317)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      94,033      166,768       28,639       69,217
   Reinvestment of Dividends and Distributions                       1,327        2,773          211          744
   Cost of Shares Redeemed                                         (27,705)     (17,634)      (4,751)      (4,643)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         67,655      151,907       24,099       65,318
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                     67,655      151,907       24,099       65,318
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       76,625      154,417       27,635       38,163
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                             163,817        9,400       40,281        2,118
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $ 240,442    $ 163,817    $  67,916    $  40,281
------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period             $   1,323    $      33    $     177    $     (21)
------------------------------------------------------------------------------------------------------------------

(1) For more information see footnote 7 in the notes to the financial statements.
(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28 & 29     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2005 (Unaudited) and the year ended March 31, 2005


------------------------------------------------------------------------------------------------------------------
                                                                                                TAX-MANAGED
                                                                  AGGRESSIVE STRATEGY       AGGRESSIVE STRATEGY
                                                                          FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                                   9/30/05      3/31/05      9/30/05      3/31/05
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $     427    $     988    $     125    $     339
   Net Realized Gain (Loss) from Affiliated Funds                      (42)         (89)         (47)         (40)
   Capital Gain Distributions Received from Affiliated Funds            --          611           --          221
   Net Change in Unrealized Appreciation from Affiliated Funds       8,219        2,355        3,161        1,134
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        8,604        3,865        3,239        1,654
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                            (255)        (994)         (89)        (343)
   Net Realized Gains:
   Class A                                                              --         (254)          --          (34)
   Return of Capital:
   Class A(1)                                                           --           --           --           --
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                  (255)      (1,248)         (89)        (377)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      52,233       74,114       14,982       33,792
   Reinvestment of Dividends and Distributions                         253        1,239           87          375
   Cost of Shares Redeemed                                          (8,864)     (11,191)      (5,292)      (3,977)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         43,622       64,162        9,777       30,190
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                     43,622       64,162        9,777       30,190
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       51,971       66,779       12,927       31,467
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                              73,500        6,721       34,131        2,664
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $ 125,471    $  73,500    $  47,058    $  34,131
------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period             $     178    $       6    $      37    $       1
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                              TM CORE MARKET
                                                                  CORE MARKET STRATEGY      STRATEGY ALLOCATION
                                                                          FUND                     FUND
------------------------------------------------------------------------------------------------------------------
                                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                                   9/30/05      3/31/05      9/30/05      3/31/05
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $     621    $     694    $      52    $     251
   Net Realized Gain (Loss) from Affiliated Funds                        9            9           23         (234)
   Capital Gain Distributions Received from Affiliated Funds            --          293           --           89
   Net Change in Unrealized Appreciation from Affiliated Funds       1,968          232        1,320          343
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                        2,598        1,228        1,395          449
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                            (301)        (698)         (15)        (273)
   Net Realized Gains:
   Class A                                                              --         (218)          --         (110)
   Return of Capital:
   Class A(1)                                                           --           --           --      (12,226)
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                  (301)        (916)         (15)     (12,609)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                      27,543       48,368        6,741       29,699
   Reinvestment of Dividends and Distributions                         301          916           15          155
   Cost of Shares Redeemed                                          (8,184)     (14,861)      (2,491)      (4,602)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         19,660       34,423        4,265       25,252
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                     19,660       34,423        4,265       25,252
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                       21,957       34,735        5,645       13,092
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                              40,602        5,867       13,474          382
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $  62,559    $  40,602    $  19,119    $  13,474
------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period             $     328    $       8    $      16    $     (21)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                             TM MARKET GROWTH
                                                                 MARKET GROWTH STRATEGY     STRATEGY ALLOCATION
                                                                          FUND                     FUND
------------------------------------------------------------------------------------------------------------------
                                                                  4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                                   9/30/05      3/31/05      9/30/05      3/31/05
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                         $   2,192    $   3,083    $     257    $     942
   Net Realized Gain (Loss) from Affiliated Funds                      (40)        (139)         (19)        (180)
   Capital Gain Distributions Received from Affiliated Funds            --        1,602           --          421
   Net Change in Unrealized Appreciation from Affiliated Funds      15,371        4,309        5,694        2,185
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                       17,523        8,855        5,932        3,368
------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                          (1,141)      (3,076)        (152)        (996)
   Net Realized Gains:
   Class A                                                              --         (643)          --         (677)
   Return of Capital:
   Class A(1)                                                           --           --           --      (15,411)
------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                (1,141)      (3,719)        (152)     (17,084)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(2)
   CLASS A:
   Proceeds from Shares Issued                                     111,168      217,243       37,123       73,737
   Reinvestment of Dividends and Distributions                       1,132        3,672          150          824
   Cost of Shares Redeemed                                         (24,381)     (29,220)      (8,305)     (16,688)
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions         87,919      191,695       28,968       57,873
------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                     87,919      191,695       28,968       57,873
------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                      104,301      196,831       34,748       44,157
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                             208,538       11,707       55,765       11,608
------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                 $ 312,839    $ 208,538    $  90,513    $  55,765
------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period             $   1,074    $      23    $      83    $     (22)
------------------------------------------------------------------------------------------------------------------

(1) For more information see footnote 7 in the notes to the financial statements.
(2) For Capital Share Transactions see footnote 4 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
30 & 31     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2005 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period
--------------------------------------------------------------------------------

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset                Unrealized                Dividends           from          Total
               Value,          Net        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning   Investment  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       Income   Securities   Operations      Income          Gains  Distributions   of Period    Return+
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
    CLASS A
    2005@     $ 11.07      $  0.16*     $  0.21*     $  0.37     $ (0.09)       $    --        $ (0.09)    $ 11.35       3.31%
    2005        11.22         0.27*        0.02*        0.29       (0.32)         (0.12)         (0.44)      11.07       2.62
    2004        10.28         0.24*        1.01*        1.25       (0.24)         (0.07)         (0.31)      11.22      12.34
    2003        10.75         0.29        (0.41)       (0.12)      (0.31)         (0.04)         (0.35)      10.28      (1.16)
    2002        10.96         0.36        (0.03)        0.33       (0.40)         (0.14)         (0.54)      10.75       3.13
    2001        11.74         0.52        (0.41)        0.11       (0.54)         (0.35)         (0.89)      10.96       0.92
    CLASS D
    2005@     $ 11.01      $  0.10*     $  0.20*     $  0.30     $ (0.05)       $    --        $ (0.05)    $ 11.26       2.74%
    2005        11.13         0.15*        0.03*        0.18       (0.18)         (0.12)         (0.30)      11.01       1.63
    2004        10.20         0.14*        1.00*        1.14       (0.14)         (0.07)         (0.21)      11.13      11.25
    2003        10.67         0.18        (0.41)       (0.23)      (0.20)         (0.04)         (0.24)      10.20      (2.17)
    2002        10.88         0.26        (0.04)        0.22       (0.29)         (0.14)         (0.43)      10.67       2.11
    2001        11.66         0.42        (0.42)          --       (0.43)         (0.35)         (0.78)      10.88      (0.05)
    CLASS I
    2005@     $ 11.06      $  0.14*     $  0.21*     $  0.35     $ (0.08)       $    --        $ (0.08)    $ 11.33       3.17%
    2005        11.20         0.24*        0.03*        0.27       (0.29)         (0.12)         (0.41)      11.06       2.41
    2004        10.27         0.22*        1.00*        1.22       (0.22)         (0.07)         (0.29)      11.20      12.00
    2003(1)     10.54         0.24        (0.25)       (0.01)      (0.22)         (0.04)         (0.26)      10.27      (0.12)
DIVERSIFIED CONSERVATIVE FUND
    CLASS A
    2005@     $ 10.48      $  0.13*     $  0.34*     $  0.47     $ (0.07)       $    --        $ (0.07)    $ 10.88       4.52%
    2005        10.50         0.27*        0.14*        0.41       (0.31)         (0.12)         (0.43)      10.48       3.93
    2004         9.10         0.24*        1.46*        1.70       (0.23)         (0.07)         (0.30)      10.50     618.98
    2003         9.71         0.22        (0.58)       (0.36)      (0.22)         (0.03)         (0.25)       9.10      (3.65)
    2002        10.16         0.24        (0.13)        0.11       (0.26)         (0.30)         (0.56)       9.71       1.11
    2001        11.75         0.33        (1.10)       (0.77)      (0.34)         (0.48)         (0.82)      10.16      (6.95)
    CLASS D
    2005@     $ 10.47      $  0.08*     $  0.33*     $  0.41     $ (0.04)       $    --        $ (0.04)    $ 10.84       3.97%
    2005        10.46         0.16*        0.15*        0.31       (0.18)         (0.12)         (0.30)      10.47       2.96
    2004         9.06         0.14*        1.46*        1.60       (0.13)         (0.07)         (0.20)      10.46      17.85
    2003         9.66         0.14        (0.59)       (0.45)      (0.12)         (0.03)         (0.15)       9.06      (4.61)
    2002        10.11         0.15        (0.14)        0.01       (0.16)         (0.30)         (0.46)       9.66       0.06
    2001        11.70         0.21        (1.10)       (0.89)      (0.22)         (0.48)         (0.70)      10.11      (7.91)
    CLASS I
    2005@     $ 10.47      $  0.12*     $  0.34*     $  0.46     $ (0.07)       $    --        $ (0.07)    $ 10.86       4.36%
    2005        10.49         0.24*        0.14*        0.38       (0.28)         (0.12)         (0.40)      10.47       3.62
    2004         9.09         0.21*        1.47*        1.68       (0.21)         (0.07)         (0.28)      10.49      18.72
    2003(1)      9.56         0.18        (0.46)       (0.28)      (0.16)         (0.03)         (0.19)       9.09      (2.93)

                                                              Ratio of
                                                              Expenses
                                                            to Average
                                           Ratio of Net     Net Assets
                             Ratio of Net    Investment     (Excluding
               Net Assets        Expenses        Income        Waivers   Portfolio
            End of Period      to Average    to Average      and Reim-    Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**        Rate
----------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
CLASS A
    2005@        $57,388             0.12%         2.79%          0.37%         8%
    2005          57,892             0.12          2.40           0.41         27
    2004          56,376             0.12          2.26           0.36         23
    2003          50,717             0.12          2.79           0.36         24
    2002          47,222             0.12          3.43           0.38         40
    2001          35,729             0.12          4.68           0.40         26
    CLASS D
    2005@        $ 9,346             1.12%         1.79%          1.37%         8%
    2005          12,177             1.12          1.39           1.41         27
    2004          13,747             1.12          1.26           1.36         23
    2003          12,847             1.12          1.78           1.36         24
    2002          12,094             1.12          2.45           1.38         40
    2001          12,104             1.12          3.68           1.40         26
    CLASS I
    2005@        $ 4,672             0.37%         2.54%          0.62%         8%
    2005           3,660             0.37          2.16           0.66         27
    2004           3,434             0.37          1.99           0.61         23
    2003(1)        1,710             0.37          2.19           0.61         24
DIVERSIFIED CONSERVATIVE FUND
CLASS A
    2005@        $95,044             0.12%         2.45%          0.37%         6%
    2005          92,261             0.12          2.55           0.41         18
    2004          73,941             0.12          2.41           0.36         15
    2003          55,939             0.12          2.41           0.37         40
    2002          47,630             0.12          2.43           0.35         31
    2001          45,372             0.12          2.97           0.41         21
    CLASS D
    2005@        $ 9,524             1.12%         1.45%          1.37%         6%
    2005           9,062             1.12          1.53           1.41         18
    2004           9,124             1.12          1.41           1.36         15
    2003           8,053             1.12          1.39           1.37         40
    2002          11,182             1.12          1.45           1.35         31
    2001          17,386             1.12          1.97           1.41         21
    CLASS I
    2005@        $ 6,836             0.37%         2.20%          0.62%         6%
    2005           7,571             0.37          2.31           0.66         18
    2004           6,045             0.37          2.15           0.61         15
    2003(1)        3,583             0.37          2.10           0.62         40


--------------------------------------------------------------------------------
32          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------------------------

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset                Unrealized                Dividends           from          Total
               Value,          Net        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning   Investment  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       Income   Securities   Operations      Income          Gains  Distributions   of Period    Return+
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
    CLASS A
    2005@     $ 10.92      $  0.09*     $  0.60*     $  0.69     $ (0.05)       $    --        $ (0.05)    $ 11.56       6.36%
    2005        11.12         0.25*        0.41*        0.66       (0.30)         (0.56)         (0.86)      10.92       5.99
    2004         8.94         0.22*        2.23*        2.45       (0.21)         (0.06)         (0.27)      11.12      27.72
    2003        10.39         0.20        (1.42)       (1.22)      (0.21)         (0.02)         (0.23)       8.94     (11.83)
    2002        10.57         0.23        (0.02)        0.21       (0.24)         (0.15)         (0.39)      10.39       2.06
    2001        13.61         0.32        (2.30)       (1.98)      (0.32)         (0.74)         (1.06)      10.57     (15.19)
    CLASS D
    2005@     $ 10.82      $  0.04*     $  0.58*     $  0.62     $ (0.02)       $    --        $ (0.02)    $ 11.42       5.78%
    2005        11.00         0.14*        0.40*        0.54       (0.16)         (0.56)         (0.72)      10.82       4.96
    2004         8.85         0.12*        2.20*        2.32       (0.11)         (0.06)         (0.17)      11.00      26.46
    2003        10.27         0.13        (1.43)       (1.30)      (0.10)         (0.02)         (0.12)       8.85     (12.69)
    2002        10.44         0.16        (0.05)        0.11       (0.13)         (0.15)         (0.28)      10.27       1.06
    2001        13.47         0.19        (2.28)       (2.09)      (0.20)         (0.74)         (0.94)      10.44     (16.11)
    CLASS I
    2005@     $ 10.89      $  0.08*     $  0.60*     $  0.68     $ (0.05)       $    --        $ (0.05)    $ 11.52       6.22%
    2005        11.08         0.23*        0.41*        0.64       (0.27)         (0.56)         (0.83)      10.89       5.80
    2004         8.92         0.20*        2.21*        2.41       (0.19)         (0.06)         (0.25)      11.08      27.28
    2003(1)      9.83         0.17        (0.90)       (0.73)      (0.16)         (0.02)         (0.18)       8.92      (7.51)
DIVERSIFIED MODERATE GROWTH FUND
    CLASS A
    2005@     $ 12.20      $  0.11*     $  0.59*     $  0.70     $ (0.06)       $    --        $ (0.06)    $ 12.84       5.76%
    2005        11.91         0.25*        0.35*        0.60       (0.27)         (0.04)         (0.31)      12.20       5.09
    2004         9.68         0.20*        2.28*        2.48       (0.19)         (0.06)         (0.25)      11.91      25.88
    2003        11.21         0.18        (1.50)       (1.32)      (0.18)         (0.03)         (0.21)       9.68     (11.86)
    2002        11.75         0.20        (0.15)        0.05       (0.22)         (0.37)         (0.59)      11.21       0.43
    2001        14.47         0.28        (2.23)       (1.95)      (0.29)         (0.48)         (0.77)      11.75     (13.95)
    CLASS D
    2005@     $ 12.16      $  0.04*     $  0.59*     $  0.63     $ (0.03)       $    --        $ (0.03)    $ 12.76       5.18%
    2005        11.84         0.12*        0.36*        0.48       (0.12)         (0.04)         (0.16)      12.16       4.08
    2004         9.63         0.10*        2.26*        2.36       (0.09)         (0.06)         (0.15)      11.84      24.57
    2003        11.14         0.09        (1.49)       (1.40)      (0.08)         (0.03)         (0.11)       9.63     (12.69)
    2002        11.68         0.10        (0.17)       (0.07)      (0.10)         (0.37)         (0.47)      11.14      (0.64)
    2001        14.38         0.15        (2.21)       (2.06)      (0.16)         (0.48)         (0.64)      11.68     (14.75)
    CLASS I
    2005@     $ 12.20      $  0.09*     $  0.58*     $  0.67     $ (0.05)       $    --        $ (0.05)    $ 12.82       5.53%
    2005        11.90         0.22*        0.35*        0.57       (0.23)         (0.04)         (0.27)      12.20       4.87
    2004         9.67         0.18*        2.28*        2.46       (0.17)         (0.06)         (0.23)      11.90      25.61
    2003(1)     10.70         0.15        (1.02)       (0.87)      (0.13)         (0.03)         (0.16)       9.67      (8.22)

                                                              Ratio of
                                                              Expenses
                                                            to Average
                                           Ratio of Net     Net Assets
                             Ratio of Net    Investment     (Excluding
               Net Assets        Expenses        Income        Waivers   Portfolio
            End of Period      to Average    to Average      and Reim-    Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**        Rate
----------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
    CLASS A
    2005@        $165,330            0.12%         1.66%          0.37%         7%
    2005          158,229            0.12          2.24           0.41         24
    2004          176,704            0.12          2.12           0.36         36
    2003          125,946            0.12          2.17           0.37        123
    2002          142,483            0.12          2.35           0.37         29
    2001           94,040            0.12          2.61           0.36         41
    CLASS D
    2005@        $  9,301            1.12%         0.66%          1.37%         7%
    2005            8,347            1.12          1.29           1.41         24
    2004            8,829            1.12          1.18           1.36         36
    2003            4,969            1.12          1.16           1.37        123
    2002            6,975            1.12          1.35           1.37         29
    2001            9,213            1.12          1.64           1.36         41
    CLASS I
    2005@        $ 19,745            0.37%         1.41%          0.62%         7%
    2005           13,973            0.37          2.10           0.67         24
    2004            8,408            0.37          1.96           0.62         36
    2003(1)         2,222            0.37          1.74           0.62        123
DIVERSIFIED MODERATE GROWTH FUND
    CLASS A
    2005@        $339,300            0.12%         1.69%          0.37%         3%
    2005          337,643            0.12          2.08           0.40         18
    2004          200,772            0.12          1.85           0.36         17
    2003          157,985            0.12          1.79           0.38         30
    2002          165,522            0.12          1.78           0.38         22
    2001          226,820            0.12          2.15           0.38         19
    CLASS D
    2005@        $ 19,765            1.12%         0.69%          1.37%         3%
    2005           18,569            1.12          1.03           1.40         18
    2004           20,780            1.12          0.87           1.36         17
    2003           21,649            1.12          0.78           1.38         30
    2002           29,961            1.12          0.77           1.38         22
    2001           36,637            1.12          1.17           1.38         19
    CLASS I
    2005@        $ 21,108            0.37%         1.44%          0.62%         3%
    2005           19,137            0.37          1.81           0.65         18
    2004           10,887            0.37          1.59           0.62         17
    2003(1)         4,858            0.37          1.42           0.63         30


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          33

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2005 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period
--------------------------------------------------------------------------------


                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset          Net   Unrealized                Dividends           from          Total
               Value,   Investment        Gains                 from Net       Realized      Dividends   Net Asset
            Beginning       Income  (Losses) on   Total from  Investment        Capital            and  Value, End      Total
            of Period       (Loss)   Securities   Operations      Income          Gains  Distributions   of Period    Return+
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
    CLASS A
    2005@     $ 12.01      $  0.06*     $  0.84*     $  0.90     $ (0.04)       $    --        $ (0.04)    $ 12.87       7.48%
    2005        11.63         0.20*        0.60*        0.80       (0.22)         (0.20)         (0.42)      12.01       6.89
    2004         8.79         0.15*        2.87*        3.02       (0.14)         (0.04)         (0.18)      11.63      34.53
    2003        11.05         0.12        (2.24)       (2.12)      (0.13)         (0.01)         (0.14)       8.79     (19.30)
    2002        11.49         0.15        (0.02)        0.13       (0.16)         (0.41)         (0.57)      11.05       1.17
    2001        15.42         0.22        (3.43)       (3.21)      (0.22)         (0.50)         (0.72)      11.49     (21.41)
    CLASS D
    2005@     $ 11.93      $ (0.01)*    $  0.84*     $  0.83     $    --        $    --        $    --     $ 12.76       7.00%
    2005        11.54         0.07*        0.60*        0.67       (0.08)         (0.20)         (0.28)      11.93       5.76
    2004         8.73         0.05*        2.84*        2.89       (0.04)         (0.04)         (0.08)      11.54      33.18
    2003        10.97         0.03        (2.23)       (2.20)      (0.03)         (0.01)         (0.04)       8.73     (20.10)
    2002        11.41         0.03        (0.02)        0.01       (0.04)         (0.41)         (0.45)      10.97       0.09
    2001        15.31         0.08        (3.40)       (3.32)      (0.08)         (0.50)         (0.58)      11.41     (22.14)
    CLASS I
    2005@     $ 12.00      $  0.04*     $  0.85*     $  0.89     $ (0.03)       $    --        $ (0.03)    $ 12.86       7.42%
    2005        11.62         0.17*        0.60*        0.77       (0.19)         (0.20)         (0.39)      12.00       6.59
    2004         8.79         0.13*        2.86*        2.99       (0.12)         (0.04)         (0.16)      11.62      34.13
    2003(2)      9.38         0.07        (0.58)       (0.51)      (0.07)         (0.01)         (0.08)       8.79      (5.52)
DIVERSIFIED GLOBAL STOCK FUND
    CLASS A
    2005@     $ 11.16      $  0.01*     $  0.93*     $  0.94     $ (0.01)       $    --        $ (0.01)    $ 12.09       8.46%
    2005        10.52         0.11*        0.69*        0.80       (0.12)         (0.04)         (0.16)      11.16       7.62
    2004         7.50         0.07*        3.02*        3.09       (0.06)         (0.01)         (0.07)      10.52      41.32
    2003        10.20         0.04        (2.70)       (2.66)      (0.04)++          --          (0.04)+      7.50     (26.11)
    2002        10.58         0.04        (0.04)          --       (0.03)         (0.35)         (0.38)      10.20       0.05
    2001        16.00         0.06        (4.23)       (4.17)      (0.06)         (1.19)         (1.25)      10.58     (27.19)
    CLASS D
    2005@     $ 10.57      $ (0.04)*    $  0.88*     $  0.84     $    --       $     --        $    --     $ 11.41       7.95%
    2005        10.01           --*        0.66*        0.66       (0.06)         (0.04)         (0.10)      10.57       6.57
    2004         7.17        (0.02)        2.88*        2.86       (0.01)         (0.01)         (0.02)      10.01      39.94
    2003         9.80           --        (2.63)       (2.63)         --             --             --        7.17     (26.84)
    2002        10.25        (0.06)       (0.04)       (0.10)         --          (0.35)         (0.35)       9.80      (1.06)
    2001        15.64        (0.04)       (4.16)       (4.20)         --          (1.19)         (1.19)      10.25     (27.91)
    CLASS I
    2005@     $ 11.14      $    --*     $  0.93*     $  0.93     $ (0.01)      $     --        $ (0.01)    $ 12.06       8.32%
    2005        10.50         0.10*        0.67*        0.77       (0.09)         (0.04)         (0.13)      11.14       7.35
    2004         7.50         0.06*        2.99*        3.05       (0.04)         (0.01)         (0.05)      10.50      40.77
    2003(2)      8.30           --        (0.78)       (0.78)      (0.02)            --          (0.02)       7.50      (9.41)

                                                              Ratio of
                                                              Expenses
                                           Ratio of Net     to Average
                                             Investment     Net Assets
                             Ratio of Net        Income     (Excluding
               Net Assets        Expenses        (Loss)        Waivers  Portfolio
            End of Period      to Average    to Average      and Reim-   Turnover
            ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
---------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
    CLASS A
    2005@        $222,233            0.12%         0.91%          0.37%        6%
    2005          206,579            0.12          1.69           0.40        16
    2004          171,034            0.12          1.45           0.36        32
    2003          122,522            0.12          1.31           0.38        68
    2002          148,169            0.12          1.32           0.36        31
    2001          145,719            0.12          1.53           0.38        14
    CLASS D
    2005@        $ 13,671            1.12%        (0.09)%         1.37%        6%
    2005           13,309            1.12          0.63           1.40        16
    2004           17,583            1.12          0.46           1.36        32
    2003           16,932            1.12          0.30           1.38        68
    2002           21,670            1.12          0.34           1.36        31
    2001           27,351            1.12          0.55           1.38        14
    CLASS I
    2005@        $ 25,604            0.37%         0.66%          0.62%        6%
    2005           22,177            0.37          1.47           0.66        16
    2004           14,686            0.37          1.25           0.62        32
    2003(2)         3,859            0.37          1.04           0.63        68
DIVERSIFIED GLOBAL STOCK FUND
    CLASS A
    2005@        $128,595            0.12%         0.20%          0.37%        5%
    2005          123,048            0.12          1.07           0.41        19
    2004          123,657            0.12          0.78           0.36        58
    2003           87,359            0.12          0.48           0.38       149
    2002          115,692            0.12          0.36           0.39        36
    2001          104,455            0.12          0.46           0.36        46
    CLASS D
    2005@        $  5,653            1.12%        (0.80)%         1.37%       5%
    2005            6,920            1.12          0.05           1.41        19
    2004            7,969            1.12         (0.21)          1.36        58
    2003            5,767            1.12         (0.53)          1.38       149
    2002            7,985            1.12         (0.60)          1.39        36
    2001           11,119            1.12         (0.52)          1.36        46
    CLASS I
    2005@        $  6,818            0.37%        (0.05)%         0.62%        5%
    2005            8,445            0.37          0.96           0.66        19
    2004            3,177            0.37          0.58           0.61        58
    2003(2)           978            0.37          0.01           0.63       149


--------------------------------------------------------------------------------
34          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------------------------

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset          Net   Unrealized                Dividends           from                        Total
               Value,   Investment        Gains                 from Net       Realized        Return      Dividends    Net Asset
            Beginning       Income  (Losses) on   Total from  Investment        Capital            of            and   Value, End
            of Period       (loss)   Securities   Operations      Income          Gains    Capital(5)  Distributions    of Period
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
    CLASS A
    2005@     $ 13.46      $  0.02*     $  1.00*     $  1.02    $  (0.02)       $    --       $    --        $ (0.02)      $14.46
    2005        12.91         0.10*        0.62*        0.72       (0.11)         (0.06)           --          (0.17)       13.46
    2004         9.48         0.09*        3.42*        3.51       (0.07)         (0.01)           --          (0.08)       12.91
    2003        12.84         0.06        (3.36)       (3.30)      (0.06)+++         --            --          (0.06)+++     9.48
    2002        13.23         0.07         0.09         0.16       (0.04)         (0.51)           --          (0.55)       12.84
    2001        18.58         0.09        (4.55)       (4.46)      (0.08)         (0.81)           --          (0.89)       13.23
    CLASS D
    2005@     $ 12.73      $ (0.05)*    $  0.95*     $  0.90    $     --        $    --       $    --        $    --       $13.63
    2005        12.25        (0.03)*       0.59*        0.56       (0.02)         (0.06)           --          (0.08)       12.73
    2004         9.04        (0.01)*       3.23*        3.22          --          (0.01)           --          (0.01)       12.25
    2003        12.30        (0.07)       (3.19)       (3.26)         --             --            --             --         9.04
    2002        12.80        (0.08)        0.09         0.01          --          (0.51)           --          (0.51)       12.30
    2001        18.09        (0.05)       (4.43)       (4.48)         --          (0.81)           --          (0.81)       12.80
    CLASS I
    2005@     $ 13.44      $    --*     $  1.01*     $  1.01    $  (0.02)       $    --       $    --        $ (0.02)      $14.43
    2005        12.89         0.08*        0.61*        0.69       (0.08)         (0.06)           --          (0.14)       13.44
    2004         9.48         0.06*        3.41*        3.47       (0.05)         (0.01)           --          (0.06)       12.89
    2003(3)     10.03         0.02        (0.55)       (0.53)      (0.02)            --            --          (0.02)        9.48
DEFENSIVE STRATEGY FUND
    CLASS A
    2005@     $ 10.34      $  0.17*     $  0.13*     $  0.30    $  (0.07)       $    --       $    --        $ (0.07)      $10.57
    2005        10.29         0.29*        0.06*        0.35       (0.25)         (0.05)           --          (0.30)       10.34
    2004(4)     10.00         0.14*        0.15*        0.29          --             --            --             --        10.29
    CLASS I
    2005@     $ 10.46      $  0.18*     $  0.13*     $  0.31    $  (0.07)       $    --       $    --        $ (0.07)      $10.70
    2005        10.30         0.38*        0.08*        0.46       (0.25)         (0.05)           --          (0.30)       10.46
    2004(4)     10.00         0.16*        0.14*        0.30          --             --            --             --        10.30
TM DEFENSIVE STRATEGY ALLOCATION FUND
    CLASS A
    2005@(7)  $ 11.48      $  0.13*     $  0.72*     $  0.85    $  (0.06)       $    --       $    --        $ (0.06)      $12.27
    2005(7)     40.84         0.88*        0.16*        1.04       (0.80)         (0.16)       (29.44)        (30.40)       11.48
    2004(4)(7)  40.00         0.80*        0.04*        0.84          --             --            --             --        40.84
CONSERVATIVE STRATEGY FUND
    CLASS A
    2005@     $ 10.61      $  0.17*     $  0.30*     $  0.47    $  (0.08)       $    --       $    --        $ (0.08)      $11.00
    2005        10.43         0.31*        0.22*        0.53       (0.28)         (0.07)           --          (0.35)       10.61
    2004(4)     10.00         0.13*        0.30*        0.43          --             --            --             --        10.43
    CLASS I
    2005@     $ 10.75      $  0.19*     $  0.30*     $  0.49    $  (0.08)       $    --       $    --        $ (0.08)      $11.16
    2005        10.46         0.37*        0.27*        0.64       (0.28)         (0.07)           --          (0.35)       10.75
    2004(4)     10.00         0.16*        0.30*        0.46          --             --            --             --        10.46
TM CONSERVATIVE STRATEGY ALLOCATION FUND
    CLASS A
    2005@(7)  $ 10.18      $  0.12*     $  0.70*     $  0.82    $  (0.07)       $    --       $    --        $ (0.07)      $10.93
    2005(7)     20.90         0.52*        0.48*        1.00       (0.50)         (0.14)       (11.08)        (11.72)       10.18
    2004(4)(7)  20.00         0.24*        0.66*        0.90          --             --            --             --        20.90

                                                                              Ratio of
                                                                              Expenses
                                                           Ratio of Net     to Average
                                                             Investment     Net Assets
                                             Ratio of Net        Income     (Excluding
                               Net Assets        Expenses        (Loss)        Waivers  Portfolio
                    Total   End of Period      to Average    to Average      and Reim-   Turnover
                  Return+   ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
--------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
    CLASS A
    2005@            7.61%     $   89,115            0.12%        0.31%           0.37%         3%
    2005             5.62          89,902            0.12         0.79            0.41         11
    2004            37.24         100,571            0.12         0.79            0.36         27
    2003           (25.78)         77,148            0.12         0.57            0.38         14
    2002             1.16         110,391            0.12         0.45            0.35         35
    2001           (24.74)        104,377            0.12         0.53            0.39         19
    CLASS D
    2005@            7.07%     $   12,951            1.12%       (0.69)%          1.37%         3%
    2005             4.57          12,676            1.12        (0.21)           1.41         11
    2004            35.68          15,562            1.12        (0.11)           1.36         27
    2003           (26.50)         20,137            1.12        (0.43)           1.38         14
    2002             0.03          30,684            1.12        (0.54)           1.35         35
    2001           (25.45)         35,737            1.12        (0.43)           1.39         19
    CLASS I
    2005@            7.49%     $    5,502            0.37%        0.06%           0.62%         3%
    2005             5.35           4,323            0.37         0.58            0.66         11
    2004            36.76           2,251            0.37         0.51            0.61         27
    2003(3)         (5.25)            698            0.37         0.05            0.63         14
DEFENSIVE STRATEGY FUND
    CLASS A
    2005@            2.95%     $   60,666            0.10%        3.23%           0.35%         6%
    2005             3.44          26,587            0.10         2.78            0.49         52
    2004(4)          2.90           2,500            0.10         3.78            4.04          1
    CLASS I
    2005@            3.01%(6)  $       --            0.10%        3.23%           0.35%         6%
    2005             4.51(6)           --            0.10         2.78            0.49         52
    2004(4)          3.00(6)           --            0.10         3.78            4.04          1
TM DEFENSIVE STRATEGY ALLOCATION FUND
    CLASS A
    2005@(7)         7.37%     $    7,877            0.10%        3.26%           0.41%        24%
    2005(7)          3.09           4,608            0.10         2.14            0.59        212
    2004(4)(7)       2.10           1,249            0.10         5.38            8.27          5
CONSERVATIVE STRATEGY FUND
    CLASS A
    2005@            4.45%     $   69,652            0.10%        3.04%           0.36%        12%
    2005             5.12          47,268            0.10         2.97            0.46         49
    2004(4)          4.30           3,092            0.10         3.44            2.69          4
    CLASS I
    2005@            4.57%(6)  $       --            0.10%        3.04%           0.36%        12%
    2005             6.17(6)           --            0.10         2.97            0.46         49
    2004(4)          4.60(6)           --            0.10         3.44            2.69          4
TM CONSERVATIVE STRATEGY ALLOCATION FUND
    CLASS A
    2005@(7)         8.11%     $   30,782            0.10%        2.77%           0.38%        15%
    2005(7)          5.18          25,443            0.10         2.48            0.45        167
    2004(4)(7)       4.50           3,090            0.10         3.03            2.27         --


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          35

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2005 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period
--------------------------------------------------------------------------------

                                            Net
                                       Realized
                                            and                           Distributions
            Net Asset                Unrealized                Dividends           from                        Total
               Value,          Net        Gains                 from Net       Realized        Return      Dividends    Net Asset
            Beginning   Investment  (Losses) on   Total from  Investment        Capital            of            and   Value, End
            of Period       Income   Securities   Operations      Income          Gains    Capital(5)  Distributions    of Period
----------------------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
  CLASS A
  2005@       $ 11.03      $  0.15*     $  0.46*     $  0.61    $  (0.08)       $    --       $    --        $ (0.08)      $11.56
  2005          10.69         0.34*        0.33*        0.67       (0.28)         (0.05)           --          (0.33)       11.03
  2004(4)       10.00         0.14*        0.55*        0.69          --             --            --             --        10.69
  CLASS I
  2005@       $ 11.18      $  0.19*     $  0.47*     $  0.66    $  (0.08)       $    --       $    --        $ (0.08)      $11.76
  2005          10.73         0.42*        0.36*        0.78       (0.28)         (0.05)           --          (0.33)       11.18
  2004(4)       10.00         0.15*        0.58*        0.73          --             --            --             --        10.73
TM MODERATE STRATEGY ALLOCATION FUND
  CLASS A
  2005@(7)    $ 12.54      $  0.09*     $  0.87*     $  0.96    $  (0.06)       $    --       $    --        $ (0.06)      $13.44
  2005(7)       21.16         0.52*        0.58*        1.10       (0.46)         (0.14)        (9.12)         (9.72)       12.54
  2004(4)(7)    20.00         0.30*        0.86*        1.16          --             --            --             --        21.16
AGGRESSIVE STRATEGY FUND
  CLASS A
  2005@       $ 11.45      $  0.05*     $  0.92*     $  0.97    $  (0.03)       $    --       $    --        $ (0.03)      $12.39
  2005          10.89         0.30*        0.56*        0.86       (0.24)         (0.06)           --          (0.30)       11.45
  2004(4)       10.00         0.09*        0.80*        0.89          --             --            --             --        10.89
  CLASS I
  2005@       $ 11.36      $  0.01*     $  0.91*     $  0.92    $  (0.03)       $    --       $    --        $ (0.03)      $12.25
  2005          10.87         0.17*        0.62*        0.79       (0.24)         (0.06)           --          (0.30)       11.36
  2004(4)       10.00         0.18*        0.69*        0.87          --             --            --             --        10.87
TAX-MANAGED AGGRESSIVE STRATEGY FUND
  CLASS A
  2005@       $ 11.54      $  0.04*     $  0.90*     $  0.94    $  (0.03)       $    --       $    --        $ (0.03)      $12.45
  2005          10.89         0.24*        0.62*        0.86       (0.19)         (0.02)           --          (0.21)       11.54
  2004(4)       10.00         0.06*        0.83*        0.89          --             --            --             --        10.89
CORE MARKET STRATEGY FUND
  CLASS A
  2005@       $ 10.73      $  0.13*     $  0.44*     $  0.57    $  (0.07)       $    --       $    --        $ (0.07)      $11.23
  2005          10.60         0.33*        0.16*        0.49       (0.28)         (0.08)           --          (0.36)       10.73
  2004(4)       10.00         0.11*        0.49*        0.60          --             --            --             --        10.60
  CLASS I
  2005@       $ 10.88      $  0.18*     $  0.44*     $  0.62    $  (0.07)       $    --       $    --        $ (0.07)      $11.43
  2005          10.62         0.43*        0.19*        0.62       (0.28)         (0.08)           --          (0.36)       10.88
  2004(4)       10.00         0.16*        0.46*        0.62          --             --            --             --        10.62
TM CORE MARKET STRATEGY ALLOCATION FUND
  CLASS A
  2005@(7)    $ 11.32      $  0.03*     $  0.89*     $  0.92    $  (0.01)       $    --       $    --        $ (0.01)      $12.23
  2005(7)       21.08         0.56*        0.46*        1.02       (0.42)         (0.10)       (10.26)        (10.78)       11.32
  2004(4)(7)    20.00         1.80*       (0.72)*       1.08          --             --            --             --        21.08

                                                                              Ratio of
                                                                              Expenses
                                                                            to Average
                                                           Ratio of Net     Net Assets
                                             Ratio of Net    Investment     (Excluding
                               Net Assets        Expenses        Income        Waivers  Portfolio
                    Total   End of Period      to Average    to Average      and Reim-   Turnover
                  Return+   ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
--------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
  CLASS A
  2005@              5.55%     $  240,442            0.10%        2.70%           0.36%         4%
  2005               6.32         163,817            0.10         3.06            0.41         27
  2004(4)            6.90           9,400            0.10         3.54            1.64          4
  CLASS I
  2005@              5.93%(6)  $       --            0.10%        2.70%           0.36%         4%
  2005               7.34(6)           --            0.10         3.06            0.41         27
  2004(4)            7.30(6)           --            0.10         3.54            1.64          4
TM MODERATE STRATEGY ALLOCATION FUND
  CLASS A
  2005@(7)           7.64%     $   67,916            0.10%        1.61%           0.36%         4%
  2005(7)            5.61          40,281            0.10         2.39            0.43        137
  2004(4)(7)         5.80           2,118            0.10         3.94            4.71          1
AGGRESSIVE STRATEGY FUND
  CLASS A
  2005@              8.48%     $  125,471            0.10%        0.86%           0.35%         3%
  2005               7.87          73,500            0.10         2.66            0.43         13
  2004(4)            8.90           6,721            0.10         2.18            2.24          2
  CLASS I
  2005@              8.11%     $       --            0.10%        0.86%           0.35%         3%
  2005               7.24              --            0.10         2.66            0.43         13
  2004(4)            8.70              --            0.10         2.18            2.24          2
TAX-MANAGED AGGRESSIVE STRATEGY FUND
  CLASS A
  2005@              8.12%     $   47,058            0.10%        0.62%           0.36%        10%
  2005               7.90          34,131            0.10         2.11            0.50         18
  2004(4)            8.90           2,664            0.10         1.39            2.16         44
CORE MARKET STRATEGY FUND
  CLASS A
  2005@              5.30%     $   62,559            0.10%        2.43%           0.36%         9%
  2005               4.66          40,602            0.10         3.09            0.46         55
  2004(4)            6.00           5,867            0.10         2.87            2.54          6
  CLASS I
  2005@              5.68%(6)  $       --            0.10%        2.43%           0.36%         9%
  2005               5.89(6)           --            0.10         3.09            0.46         55
  2004(4)            6.20(6)           --            0.10         2.87            2.54          6
TM CORE MARKET STRATEGY ALLOCATION FUND
  CLASS A
  2005@(7)           8.14%     $   19,119            0.10%        0.62%           0.38%         4%
  2005(7)            5.53          13,474            0.10         2.61            0.57        159
  2004(4)(7)         5.40             382            0.10        23.19           64.00         --


--------------------------------------------------------------------------------
36          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

--------------------------------------------------------------------------------


                                            Net
                                       Realized                           Distributions
            Net Asset                       and                Dividends           from                        Total
               Value,          Net   Unrealized                 from Net       Realized        Return      Dividends    Net Asset
            Beginning   Investment     Gains on   Total from  Investment        Capital            of            and   Value, End
            of Period       Income   Securities   Operations      Income          Gains    Capital(5)  Distributions    of Period
----------------------------------------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
  CLASS A
  2005@       $ 11.02      $  0.10*     $  0.64*     $  0.74    $  (0.05)       $    --       $    --        $ (0.05)      $11.71
  2005          10.63         0.33*        0.36*        0.69       (0.25)         (0.05)           --          (0.30)       11.02
  2004(4)       10.00         0.08*        0.55*        0.63          --             --            --             --        10.63
  CLASS I
  2005@       $ 10.84      $  0.10*     $  0.63*     $  0.73    $  (0.05)       $    --       $    --        $ (0.05)      $11.52
  2005          10.58         0.15*        0.41*        0.56       (0.25)         (0.05)           --          (0.30)       10.84
  2004(4)       10.00         0.17*        0.41*        0.58          --             --            --             --        10.58
TM MARKET GROWTH STRATEGY ALLOCATION FUND
  CLASS A
  2005@(7)    $ 12.89      $  0.04*     $  0.97*     $  1.01    $  (0.03)       $    --       $    --        $ (0.03)      $13.87
  2005(7)       15.99         0.36*        0.62*        0.98       (0.35)         (0.16)        (3.57)         (4.08)       12.89
  2004(4)(7)    15.00         0.09*        0.90*        0.99          --             --            --             --        15.99

                                                                              Ratio of
                                                                              Expenses
                                                                            to Average
                                                           Ratio of Net     Net Assets
                                             Ratio of Net    Investment     (Excluding
                               Net Assets        Expenses        Income        Waivers  Portfolio
                    Total   End of Period      to Average    to Average      and Reim-   Turnover
                  Return+   ($ Thousands)    Net Assets**    Net Assets   bursement)**       Rate
--------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
  CLASS A
  2005@              6.73%     $  312,839            0.10%        1.69%           0.36%         2%
  2005               6.50         208,538            0.10         2.98            0.40          8
  2004(4)            6.30          11,707            0.10         2.02            1.55         13
  CLASS I
  2005@              6.75%(6)  $       --            0.10%        1.69%           0.36%         2%
  2005               5.29              --            0.10         2.98            0.40          8
  2004(4)            5.80              --            0.10         2.02            1.55         13
TM MARKET GROWTH STRATEGY ALLOCATION FUND
  CLASS A
  2005@(7)           7.87%     $   90,513            0.10%        0.70%           0.36%         5%
  2005(7)            6.42          55,765            0.10         2.25            0.43         71
  2004(4)(7)         6.60          11,608            0.10         1.48            0.87          1

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.
(2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.
(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.
(4) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.
(5)   For more information see footnote 7 in the notes to financial statements.
(6) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.
(7) Per Share amounts have been adjusted for a reverse share split. For more information see footnote 8 in notes to financial statements.
  + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++   Includes a tax return of capital of $(0.003).
+++   Includes a tax return of capital of $(0.007).
  @ For the six months ended September 30, 2005 (unaudited). All ratios, excluding total return, have been annualized.
  *   Per share calculations were performed using average shares.
 ** The expense ratios do not include expenses of the underlying affiliated investment companies.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2005

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, TM Defensive Strategy Allocation Fund, Conservative Strategy Fund, TM Conservative Strategy Allocation Fund, Moderate Strategy Fund, TM Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, TM Core Market Strategy Allocation Fund, Market Growth Strategy Fund and TM Market Growth Strategy Allocation Fund, (each a "Fund", collectively the "Funds"). Each Fund offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares). TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, TM Core Market Strategy Allocation Fund, and TM Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES

SEI Investments Fund Management (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. During the year expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.


--------------------------------------------------------------------------------
38          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

The following are the voluntary expense limitations:
--------------------------------------------------------------------------------
                                           Class A        Class D        Class I
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund                               0.12%          1.12%          0.37%

Diversified Conservative Fund               0.12%          1.12%          0.37%

Diversified Global Moderate
  Growth Fund                               0.12%          1.12%          0.37%

Diversified Moderate Growth Fund            0.12%          1.12%          0.37%

Diversified Global Growth Fund              0.12%          1.12%          0.37%

Diversified Global Stock Fund               0.12%          1.12%          0.37%

Diversified U.S. Stock Fund                 0.12%          1.12%          0.37%

Defensive Strategy Fund                     0.10%            --           0.35%

TM Defensive Strategy
  Allocation Fund                           0.10%            --             --

Conservative Strategy Fund                  0.10%            --           0.35%

TM Conservative Strategy
  Allocation Fund                           0.10%            --             --

Moderate Strategy Fund                      0.10%            --           0.35%

TM Moderate Strategy
  Allocation Fund                           0.10%            --             --

Aggressive Strategy Fund                    0.10%            --           0.35%

Tax-Managed Aggressive
  Strategy Fund                             0.10%            --             --

Core Market Strategy Fund                   0.10%            --           0.35%

TM Core Market Strategy
  Allocation Fund                           0.10%            --             --

Market Growth Strategy Fund                 0.10%            --           0.35%

TM Market Growth Strategy
  Allocation Fund                           0.10%            --             --

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

-----------------------------------------------------------------------------------
                                        Shareholder   Administrative
                                          Servicing        Servicing   Distribution
                                               Fees             Fees          Fees*
-----------------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                                    0.25%              --           0.75%
   Class I                                      --             0.25%            --
Diversified Conservative Fund
   Class D                                    0.25%              --           0.75%
   Class I                                      --             0.25%            --
Diversified Global Moderate Growth Fund
   Class D                                    0.25%              --           0.75%
   Class I                                      --             0.25%            --
Diversified Moderate Growth Fund
   Class D                                    0.25%              --           0.75%
   Class I                                      --             0.25%            --
Diversified Global Growth Fund
   Class D                                    0.25%              --           0.75%
   Class I                                      --             0.25%            --
Diversified Global Stock Fund
   Class D                                    0.25%              --           0.75%
   Class I                                      --             0.25%            --
Diversified U.S. Stock Fund
   Class D                                    0.25%              --           0.75%
   Class I                                      --             0.25%            --
Defensive Strategy Fund
   Class I                                      --             0.25%            --
Conservative Strategy Fund
   Class I                                      --             0.25%            --
Moderate Strategy Fund
   Class I                                      --             0.25%            --
Aggressive Strategy Fund
   Class I                                      --             0.25%            --
Core Market Strategy Fund
   Class I                                      --             0.25%            --
Market Growth Strategy Fund
   Class I                                      --             0.25%            --

   * These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2005.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

SEI Investments Management Corporation ("SIMC") serves as investment advisor (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          39

September 30, 2005




4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2005 (Unaudited) and the year ended March 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED             DIVERSIFIED          DIVERSIFIED GLOBAL         DIVERSIFIED
                                CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH         MODERATE GROWTH
                                        FUND                    FUND                    FUND                    FUND
-----------------------------------------------------------------------------------------------------------------------------
                                4/01/05-    4/01/04-    4/01/05-    4/01/04-    4/01/05-    4/01/04-    4/01/05-    4/01/04-
                                 9/30/05     3/31/05     9/30/05     3/31/05     9/30/05     3/31/05     9/30/05     3/31/05
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                   482       2,149         825       4,059       1,679       4,313       1,619      17,603
     Shares Issued in Lieu
       of Cash Distributions          38         207          60         341          67       1,071         131         683
     Shares Redeemed                (694)     (2,153)       (951)     (2,640)     (1,934)     (6,787)     (2,994)     (7,471)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions       (174)        203         (66)      1,760        (188)     (1,403)     (1,244)     10,815
-----------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                    42         119          70         168          81         135         128         247
     Shares Issued in Lieu
       of Cash Distributions           3          28           3          24           2          45           3          20
     Shares Redeemed                (321)       (277)        (60)       (198)        (40)       (211)       (109)       (495)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions       (276)       (130)         13          (6)         43         (31)         22        (228)
-----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                   113         110          97         387         671         828         170         990
     Shares Issued in Lieu
       of Cash Distributions           3          11           4          26           7          79           7          30
     Shares Redeemed                 (35)        (97)       (195)       (267)       (247)       (383)       (100)       (366)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions         81          24         (94)        146         431         524          77         654
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                 (369)         97        (147)      1,900         286        (910)     (1,145)     11,241
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
40          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2005 (Unaudited) and the year ended March 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                                                     DIVERSIFIED               DIVERSIFIED               DIVERSIFIED
                                                    GLOBAL GROWTH             GLOBAL STOCK               U.S. STOCK
                                                         FUND                     FUND                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                 4/01/05-    4/01/04-     4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                  9/30/05     3/31/05      9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                  2,062       6,207        1,222        3,193          443        1,548
     Shares Issued in Lieu
       of Cash Distributions                           51         560           13          158           10           90
     Shares Redeemed                               (2,051)     (4,263)      (1,627)      (4,079)        (969)      (2,752)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                          62       2,504         (392)        (728)        (516)      (1,114)
--------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                                     93         208           58          138           84          173
     Shares Issued in Lieu
       of Cash Distributions                           --          24           --            6           --            6
     Shares Redeemed                                 (137)       (640)        (217)        (285)        (130)        (455)
--------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                         (44)       (408)        (159)        (141)         (46)        (276)
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                                    441         832           80          544          103          200
     Shares Issued in Lieu
       of Cash Distributions                            5          49           --            7           --            2
     Shares Redeemed                                 (302)       (297)        (273)         (96)         (44)         (55)
--------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                         144         584         (193)         455           59          147
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                                   162       2,680         (744)        (414)        (503)      (1,243)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                              TM DEFENSIVE
                                                  DEFENSIVE STRATEGY       STRATEGY ALLOCATION      CONSERVATIVE STRATEGY
                                                         FUND                     FUND                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                 4/01/05-    4/01/04-     4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                  9/30/05     3/31/05      9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                  3,694       3,257          787        1,990        2,920        5,084
     Reverse Share Split(1)                            --          --       (1,338)          --           --           --
     Shares Issued in Lieu
       of Cash Distributions                           27          53            3           14           37           74
     Shares Redeemed                                 (550)       (983)        (417)        (519)      (1,076)      (1,001)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                       3,171       2,327         (965)       1,485        1,881        4,157
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu
       of Cash Distributions                           --          --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares            3,171       2,327         (965)       1,485        1,881        4,157
--------------------------------------------------------------------------------------------------------------------------

(1) For more information see footnote 8 in the notes to the financial statements.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          41

September 30, 2005




4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2005 (Unaudited) and the year ended March 31, 2005

--------------------------------------------------------------------------------------------------------------------------
                                                   TM CONSERVATIVE                                       TM MODERATE
                                                 STRATEGY ALLOCATION       MODERATE STRATEGY         STRATEGY ALLOCATION
                                                         FUND                     FUND                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                 4/01/05-    4/01/04-     4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                  9/30/05     3/31/05      9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                  1,041       5,078        8,282       15,349        2,682        6,580
     Reverse Share Split(1)                        (2,556)         --           --           --       (3,540)          --
     Shares Issued in Lieu
       of Cash Distributions                           17          62          117          251           16           69
     Shares Redeemed                                 (682)       (439)      (2,448)      (1,624)        (523)        (429)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                      (2,180)      4,701        5,951       13,976       (1,365)       6,220
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu
       of Cash Distributions                           --          --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares           (2,180)      4,701        5,951       13,976       (1,365)       6,220
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                              TAX-MANAGED
                                                 AGGRESSIVE STRATEGY      AGGRESSIVE STRATEGY       CORE MARKET STRATEGY
                                                         FUND                     FUND                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                 4/01/05-    4/01/04-     4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                  9/30/05     3/31/05      9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                  4,431       6,729        1,262        3,051        2,503        4,565
     Shares Issued in Lieu
       of Cash Distributions                           22         107            7           32           27           86
     Shares Redeemed                                 (748)     (1,033)        (447)        (369)        (742)      (1,419)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                       3,705       5,803          822        2,714        1,788        3,232
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of
       Cash Distributions                              --          --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares                       3,705       5,803          822        2,714        1,788        3,232
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                    TM CORE MARKET                                    TM MARKET GROWTH
                                                 STRATEGY ALLOCATION         MARKET GROWTH          STRATEGY ALLOCATION
                                                         FUND                STRATEGY FUND                  FUND
--------------------------------------------------------------------------------------------------------------------------
                                                 4/01/05-    4/01/04-     4/01/05-     4/01/04-     4/01/05-     4/01/04-
                                                  9/30/05     3/31/05      9/30/05      3/31/05      9/30/05      3/31/05
--------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                                    771       2,772        9,831       20,191        3,214        6,890
     Reverse Share Split(1)                        (1,358)         --           --           --       (2,496)          --
     Shares Issued in Lieu
       of Cash Distributions                            1          14          100          332           11           75
     Shares Redeemed                                 (233)       (439)      (2,153)      (2,695)        (695)      (1,561)
--------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                        (819)      2,347        7,778       17,828           34        5,404
--------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu
       of Cash Distributions                           --          --           --           --           --           --
--------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares             (819)      2,347        7,778       17,828           34        5,404
--------------------------------------------------------------------------------------------------------------------------

(1) For more information see footnote 8 in the notes to the financial statements.
Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
42          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2005, were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                                           Total
--------------------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                              $   4,453
SALES                                                                      7,541
Diversified Conservative Fund
PURCHASES                                                                  6,291
SALES                                                                      6,767
Diversified Global Moderate Growth Fund
PURCHASES                                                                 18,126
SALES                                                                     13,833
Diversified Moderate Growth Fund
PURCHASES                                                                 10,960
SALES                                                                     22,328
Diversified Global Growth Fund
PURCHASES                                                                 19,608
SALES                                                                     15,875
Diversified Global Stock Fund
PURCHASES                                                                  6,851
SALES                                                                     13,900
Diversified U.S. Stock Fund
PURCHASES                                                                  3,243
SALES                                                                      8,756
Defensive Strategy Fund
PURCHASES                                                                 36,196
SALES                                                                      2,437
TM Defensive Strategy Allocation Fund
PURCHASES                                                                  4,844
SALES                                                                      1,517
Conservative Strategy Fund
PURCHASES                                                                 27,810
SALES                                                                      6,937
TM Conservative Strategy Allocation Fund
PURCHASES                                                                  8,936
SALES                                                                      4,097
Moderate Strategy Fund
PURCHASES                                                                 75,661
SALES                                                                      6,903
TM Moderate Strategy Allocation Fund
PURCHASES                                                                 27,898
SALES                                                                      2,165
Aggressive Strategy Fund
PURCHASES                                                                 46,377
SALES                                                                      2,547
Tax-Managed Aggressive Strategy Fund
PURCHASES                                                                 13,575
SALES                                                                      4,038
Core Market Strategy Fund
PURCHASES                                                                 24,489
SALES                                                                      4,510
TM Core Market Strategy Allocation Fund
PURCHASES                                                                  6,627
SALES                                                                        679
Market Growth Strategy Fund
PURCHASES                                                                 94,620
SALES                                                                      6,116
TM Market Growth Strategy Allocation Fund
PURCHASES                                                                 34,112
SALES                                                                      3,502

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          43

September 30, 2005




The tax character of dividends and distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows ($ Thousands):

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Ordinary              Long-term              Return
                                                    Income              Capital Gain          of Capital              Totals
                                                2005       2004       2005        2004      2005       2004       2005       2004
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund          $  2,421   $  1,916   $    374   $     --   $     --   $     --   $  2,795   $  1,916
Diversified Conservative Fund                    3,301      2,285        831         --         --         --      4,132      2,285
Diversified Global Moderate Growth Fund          8,132      4,619      5,098         --         --         --     13,230      4,619
Diversified Moderate Growth Fund                 8,959      4,548         --         --         --         --      8,959      4,548
Diversified Global Growth Fund                   5,758      2,824      1,935         --         --         --      7,693      2,824
Diversified Global Stock Fund                    1,917        857         --         --         --         --      1,917        857
Diversified U.S. Stock Fund                      1,361        757         --         --         --         --      1,361        757
Defensive Strategy Fund                            549         --         --         --         --         --        549         --
TM Defensive Strategy Allocation Fund              269         --          2         --     11,847         --     12,118         --
Conservative Strategy Fund                         845         --         --         --         --         --        845         --
TM Conservative Strategy Allocation Fund         1,003         --         12         --     27,664         --     28,679         --
Moderate Strategy Fund                           2,806         --         --         --         --         --      2,806         --
TM Moderate Strategy Allocation Fund             1,113         --         23         --     28,181         --     29,317         --
Aggressive Strategy Fund                         1,248         --         --         --         --         --      1,248         --
Tax-Managed Aggressive Strategy Fund               377         --         --         --         --         --        377         --
Core Market Strategy Fund                          916         --         --         --         --         --        916         --
TM Core Market Strategy Allocation Fund            304         --         78         --     12,227         --     12,609         --
Market Growth Strategy Fund                      3,719         --         --         --         --         --      3,719         --
TM Market Growth Strategy Allocation Fund        1,304         --        369         --     15,411         --     17,084         --

As of March 31, 2005, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows ($ Thousands):

-----------------------------------------------------------------------------------------------------
                                        Undistributed   Undistributed
                                             Ordinary       Long-Term    Capital Loss   Post-October
                                               Income    Capital Gain   Carryforwards         Losses
-----------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund        $      13       $      --       $      --      $     (29)
Diversified Conservative Fund                      28             487              --             --
Diversified Global Moderate Growth Fund            53             648              --             --
Diversified Moderate Growth Fund                   41              --          (3,402)            --
Diversified Global Growth Fund                     16           1,094              --             --
Diversified Global Stock Fund                      --              --            (545)            --
Diversified U.S. Stock Fund                        --              --          (2,040)            --
Defensive Strategy Fund                            32              13              --             --
TM Defensive Strategy Allocation Fund              --              --              --             --
Conservative Strategy Fund                         33              16              --             --
TM Conservative Strategy Allocation Fund           --              --              --             --
Moderate Strategy Fund                             53             140              --             --
TM Moderate Strategy Allocation Fund               --              --              --             --
Aggressive Strategy Fund                           26             359              --             --
Tax-Managed Aggressive Strategy Fund               26             187              --             --
Core Market Strategy Fund                         138             184              --             --
TM Core Market Strategy Allocation Fund            --              --              --             --
Market Growth Strategy Fund                        44             966              --             --
TM Market Growth Strategy Allocation Fund          --              --              --             --

--------------------------------------------------------------------------------------------
                                                                        Total Distributable
                                                Other      Unrealized             Earnings/
                                            Temporary    Appreciation          (Accumulated
                                          Differences  (Depreciation)               Losses)
--------------------------------------------------------------------------------------------
Diversified Conservative Income Fund        $      --       $    (230)            $    (246)
Diversified Conservative Fund                      --            (284)                  231
Diversified Global Moderate Growth Fund            --          (3,941)               (3,240)
Diversified Moderate Growth Fund                   --         (11,037)              (14,398)
Diversified Global Growth Fund                     --         (12,947)              (11,837)
Diversified Global Stock Fund                      --         (24,550)              (25,095)
Diversified U.S. Stock Fund                        --         (25,426)              (27,466)
Defensive Strategy Fund                           (20)            191                   216
TM Defensive Strategy Allocation Fund             (23)            125                   102
Conservative Strategy Fund                        (21)            450                   478
TM Conservative Strategy Allocation Fund          (22)            846                   824
Moderate Strategy Fund                            (21)          2,445                 2,617
TM Moderate Strategy Allocation Fund              (21)          1,370                 1,349
Aggressive Strategy Fund                          (21)          2,312                 2,676
Tax-Managed Aggressive Strategy Fund              (21)          1,090                 1,282
Core Market Strategy Fund                         (21)             79                   380
TM Core Market Strategy Allocation Fund           (22)            339                   317
Market Growth Strategy Fund                       (21)          4,201                 5,190
TM Market Growth Strategy Allocation Fund         (21)          2,175                 2,154


--------------------------------------------------------------------------------
44          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

The Funds had capital loss carryforwards at March 31, 2005 as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                               Years
                                                            Expiring     Amounts
--------------------------------------------------------------------------------
Diversified Moderate Growth Fund                                2011    $  3,402

Diversified Global Stock Fund                                   2011         545

Diversified U.S. Stock Fund                                     2012       1,630
                                                                2010         410
                                                                        --------
                                                                        $  2,040

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended March 31, 2005, the Diversified Moderate Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund utilized capital loss carryforwards of $6,349,333, $3,156,712 and $1,177,519, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2005, were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                                            Net
                                                                     Unrealized
                              Federal  Appreciated   Depreciated   Appreciation
                             Tax Cost   Securities     Securites (Depreciation)
--------------------------------------------------------------------------------
Diversified Conservative
   Income Fund              $  71,074   $    1,869   $   (1,336) $          533

Diversified Conservative
   Fund                       108,104        6,821       (2,912)          3,909

Diversified Global Moderate
   Growth Fund                187,374       15,945       (7,841)          8,104

Diversified Moderate
   Growth Fund                377,311       20,937      (16,103)          4,834

Diversified Global
   Growth Fund                257,595       24,070      (17,634)          6,436

Diversified Global
   Stock Fund                 156,881       10,001      (23,955)        (13,954)

Diversified U.S.
   Stock Fund                 127,025        6,825      (24,720)        (17,895)

Defensive Strategy Fund        60,123          886         (296)            590

--------------------------------------------------------------------------------
                                                                            Net
                                                                     Unrealized
                              Federal  Appreciated  Depreciated    Appreciation
                             Tax Cost   Securities    Securites  (Depreciation)
--------------------------------------------------------------------------------
TM Defensive Strategy
   Allocation Fund          $   7,434   $      490   $      (36) $          454

Conservative Strategy Fund     67,709        2,320         (399)          1,921

TM Conservative Strategy
   Allocation Fund             28,339        2,576         (154)          2,422

Moderate Strategy Fund        229,748       11,445       (1,416)         10,029

TM Moderate Strategy
   Allocation Fund             63,088        4,862         (173)          4,689

Aggressive Strategy Fund      114,885       10,666         (185)         10,481

Tax-Managed Aggressive
   Strategy Fund               42,621        4,241          (53)          4,188

Core Market Strategy Fund      60,562        2,553         (501)          2,052

TM Core Market Strategy
   Allocation Fund             18,532        1,676          (24)          1,652

Market Growth Strategy
   Fund                       292,909       20,856       (1,341)         19,515

TM Market Growth Strategy
   Allocation Fund             82,663        7,932         (100)          7,832


7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the TM Defensive Strategy Allocation, TM Conservative Strategy Allocation, TM Moderate Strategy Allocation, TM Core Market Strategy Allocation and TM Market Growth Strategy Allocation Funds (the "TM Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds lose their tax-exempt character when the TM Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the TM Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the TM Strategy Allocation Funds.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2005




On March 29, 2005 each TM Strategy Allocation Funds recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below (000):
--------------------------------------------------------------------------------
                                                   Realized  Return of     Total
                                           Income     Gains    Capital     Value
--------------------------------------------------------------------------------
TM Defensive Strategy Allocation Fund      $  104  $      1  $  11,847  $ 11,952
TM Conservative Strategy Allocation Fund      319        12     27,664    27,995
TM Moderate Strategy Allocation Fund          330        23     28,181    28,534
TM Core Market Strategy Allocation            146        78     12,227    12,451
TM Market Growth Strategy Allocation Fund     481       369     15,411    16,261

The Funds Sponsor ("SEI") has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.

8. REVERSE SHARE SPLIT

On May 6, 2005, the TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund declared a reverse share split in order to bring the NAV of each Fund above $10 per share. The details of the reverse share split are as follows:
--------------------------------------------------------------------------------
                                                                 Split
                                                                 Ratio
--------------------------------------------------------------------------------
TM Defensive Strategy Allocation Fund                          1 for 4
TM Conservative Strategy Allocation Fund                       1 for 2
TM Moderate Strategy Allocation Fund                           1 for 2
TM Core Market Strategy Allocation Fund                        1 for 2
TM Market Growth Strategy Allocation Fund                      2 for 3

9. GUARANTEES

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. CONCENTRATION/RISK

The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. OTHER

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund, and Market Growth Strategy Fund.

12. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended March 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm, and to select KPMG was recommended by the Trust's Audit Committee and approved by the Fund's Board of Trustees. PwC's report on the Trust's financial statements for the fiscal years ended March 31, 2005 and March 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended March 31, 2005 and March 31, 2004 and through September 21, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.


--------------------------------------------------------------------------------
46          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2005




DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

oACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                 BEGINNING     ENDING                EXPENSES
                                  ACCOUNT      ACCOUNT   ANNUALIZED    PAID
                                   VALUE        VALUE      EXPENSE    DURING
                                  3/31/05      9/30/05     RATIOS    PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,033.10     0.12%    $   0.61
Class D                            1,000.00    1,027.40     1.12         5.69
Class I                            1,000.00    1,031.70     0.37         1.88
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.47     0.12%    $   0.61
Class D                            1,000.00    1,019.45     1.12         5.67
Class I                            1,000.00    1,023.21     0.37         1.88
--------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,045.20     0.12%    $   0.62
Class D                            1,000.00    1,039.70     1.12         5.73
Class I                            1,000.00    1,043.60     0.37         1.90
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.47     0.12%    $   0.61
Class D                            1,000.00    1,019.45     1.12         5.67
Class I                            1,000.00    1,023.21     0.37         1.88
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,063.60     0.12%    $   0.62
Class D                            1,000.00    1,057.80     1.12         5.78
Class I                            1,000.00    1,062.20     0.37         1.91
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.47     0.12%    $   0.61
Class D                            1,000.00    1,019.45     1.12         5.67
Class I                            1,000.00    1,023.21     0.37         1.88

                                 BEGINNING     ENDING                EXPENSES
                                  ACCOUNT      ACCOUNT   ANNUALIZED    PAID
                                   VALUE        VALUE      EXPENSE    DURING
                                  3/31/05      9/30/05     RATIOS    PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,057.60     0.12%    $   0.62
Class D                            1,000.00    1,051.80     1.12         5.76
Class I                            1,000.00    1,055.30     0.37         1.91
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.47     0.12%    $   0.61
Class D                            1,000.00    1,019.45     1.12         5.67
Class I                            1,000.00    1,023.21     0.37         1.88
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,074.80     0.12%    $   0.62
Class D                            1,000.00    1,070.00     1.12         5.81
Class I                            1,000.00    1,074.20     0.37         1.92
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.47     0.12%    $   0.61
Class D                            1,000.00    1,019.45     1.12         5.67
Class I                            1,000.00    1,023.21     0.37         1.88
--------------------------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,084.60     0.12%    $   0.63
Class D                            1,000.00    1,079.50     1.12         5.84
Class I                            1,000.00    1,083.20     0.37         1.93
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.47     0.12%    $   0.61
Class D                            1,000.00    1,019.45     1.12         5.67
Class I                            1,000.00    1,023.21     0.37         1.88


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          47

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2005

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)


                                  BEGINNING     ENDING                EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                    VALUE       VALUE      EXPENSE     DURING
                                   3/31/05     9/30/05      RATIOS    PERIOD*
--------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,076.10     0.12%    $   0.62
Class D                            1,000.00    1,070.70     1.12         5.81
Class I                            1,000.00    1,074.90     0.37         1.92
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.47     0.12%    $   0.61
Class D                            1,000.00    1,019.45     1.12         5.67
Class I                            1,000.00    1,023.21     0.37         1.88
--------------------------------------------------------------------------------
DEFENSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,029.50     0.10%    $   0.51
Class I                            1,000.00    1,030.10     0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
Class I                            1,000.00    1,024.57     0.10         0.51
--------------------------------------------------------------------------------
TM DEFENSIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,073.70     0.10%    $   0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
--------------------------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,044.50     0.10%    $   0.51
Class I                            1,000.00    1,045.70     0.10         0.51
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
Class I                            1,000.00    1,024.57     0.10         0.51
--------------------------------------------------------------------------------
TM CONSERVATIVE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,081.10     0.10%    $   0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
--------------------------------------------------------------------------------
MODERATE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,055.50     0.10%    $   0.52
Class I                            1,000.00    1,059.30     0.10         0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
Class I                            1,000.00    1,024.57     0.10         0.51
--------------------------------------------------------------------------------
TM MODERATE STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,076.40     0.10%    $   0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51

                                  BEGINNING     ENDING                EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                    VALUE       VALUE      EXPENSE     DURING
                                   3/31/05     9/30/05      RATIOS    PERIOD*
--------------------------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,084.80     0.10%    $   0.52
Class I                            1,000.00    1,081.10     0.10         0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
Class I                            1,000.00    1,024.57     0.10         0.51
--------------------------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,081.20     0.10%    $   0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
--------------------------------------------------------------------------------
CORE MARKET STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,053.00     0.10%    $   0.51
Class I                            1,000.00    1,059.80     0.10         0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
Class I                            1,000.00    1,024.57     0.10         0.51
--------------------------------------------------------------------------------
TM CORE MARKET STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,081.40     0.10%    $   0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
--------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,067.30     0.10%    $   0.52
Class I                            1,000.00    1,067.50     0.10         0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51
Class I                            1,000.00    1,024.57     0.10         0.51
--------------------------------------------------------------------------------
TM MARKET GROWTH STRATEGY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                          $ 1,000.00  $ 1,078.70     0.10%    $   0.52
HYPOTHETICAL 5% RETURN
Class A                          $ 1,000.00  $ 1,024.57     0.10%    $   0.51




*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
48          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

BOARD OF TRUSTEES' CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT
(Unaudited)

The SEI Asset Allocation Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a "Fund" and, collectively, the "Funds").

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Advisory Agreements between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (a) the quality of SIMC's investment management and other services;
(b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees it charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and
(k) each Fund's performance compared with similar mutual funds.

At the March 9, 2005 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreements and approved the selection of SIMC to act as investment advisor for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Advisory Agreements, including the resources of SIMC and its affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under its Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005          49

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2005


BOARD OF TRUSTEES' CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Advisory Agreements, the Trustees considered the rate of compensation called for by the Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreements and concluded that the compensation under the Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
50          SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2005

NOTES

NOTES

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2005




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS

[BACKGROUND GRAPHIC OMITTED]

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1-800-342-5734)





SEI-F-118 (9/05)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         SEI Asset Allocation Trust


By (Signature and Title)*                            /s/ Edward D. Loughlin
                                                     ----------------------
                                                     Edward D. Loughlin
                                                     President & CEO

Date November 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                            /s/ Edward D. Loughlin
                                                     ----------------------
                                                     Edward D. Loughlin
                                                     President & CEO


Date November 22, 2005


By (Signature and Title)*                            /s/ Stephen F. Panner
                                                     --------------------
                                                     Stephen F. Panner
                                                     Controller & CFO

Date November 22, 2005

* Print the name and title of each signing officer under his or her signature.